UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06247

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	11-30

Date of reporting period:	05-31-2025

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

Investor Class (TWMIX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.26%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086885

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

I Class (AMKIX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	1.06%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086877

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

Y Class (AEYMX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$47	0.91%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A885

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

A Class (AEMMX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.51%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086851

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

C Class (ACECX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$116	2.26%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086679

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R Class (AEMRX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$90	1.76%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086489

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R5 Class (AEGMX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	1.06%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A802

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

R6 Class (AEDMX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$47	0.91%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086422

SEMIANNUAL SHAREHOLDER REPORT

Emerging Markets Fund

G Class (ACADX)	May 31, 2025

This semi-annual shareholder report contains important information about Emerging Markets Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$1,734,106,053
Management Fees (dollars paid during the reporting period)	$5,406,394
Portfolio Turnover Rate	29%
Total Number of Portfolio Holdings	79

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	China	28%
Short-Term Investments	1.6%	India	19%
Other Assets and Liabilities	(0.6)%	Taiwan	16%
		South Korea	8%
		Brazil	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A729

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

Investor Class (TWGGX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$56	1.10%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086844

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

I Class (AGGIX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$46	0.90%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086836

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

Y Class (AGYGX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$38	0.75%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A844

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

A Class (AGGRX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$69	1.35%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086828

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

C Class (AGLCX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$107	2.10%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086695

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R Class (AGORX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$82	1.60%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086620

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R5 Class (AGFGX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$46	0.90%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A869

SEMIANNUAL SHAREHOLDER REPORT

Focused Global Growth Fund

R6 Class (AGGDX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused Global Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$38	0.75%

Fund Statistics
Net Assets	$642,461,617
Management Fees (dollars paid during the reporting period)	$3,093,989
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	38

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	United States	68%
Short-Term Investments	1.6%	United Kingdom	6%
Other Assets and Liabilities	(0.2)%	France	5%
		Japan	5%
		Germany	3%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086414

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

Investor Class (AFCNX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.10%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086224

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

I Class (AFCSX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.90%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086216

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

A Class (AFCLX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$70	1.35%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086190

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

C Class (AFCHX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$109	2.10%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086182

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

R Class (AFCWX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$83	1.60%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086174

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

R6 Class (AFCMX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$39	0.75%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086166

SEMIANNUAL SHAREHOLDER REPORT

Focused International Growth Fund

G Class (AFCGX)	May 31, 2025

This semi-annual shareholder report contains important information about Focused International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$131,240,843
Management Fees (dollars paid during the reporting period)	$217,826
Portfolio Turnover Rate	45%
Total Number of Portfolio Holdings	48

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.4%	Japan	15%
Short-Term Investments	3.2%	Germany	14%
Other Assets and Liabilities	(1.6)%	United Kingdom	14%
		France	11%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A794

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

Investor Class (AGCVX)	May 31, 2025

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.11%

Fund Statistics
Net Assets	$85,073,036
Management Fees (dollars paid during the reporting period)	$386,077
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	148

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A109

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

I Class (AGCSX)	May 31, 2025

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$45	0.91%

Fund Statistics
Net Assets	$85,073,036
Management Fees (dollars paid during the reporting period)	$386,077
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	148

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A208

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

A Class (AGCLX)	May 31, 2025

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$67	1.36%

Fund Statistics
Net Assets	$85,073,036
Management Fees (dollars paid during the reporting period)	$386,077
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	148

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A307

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

C Class (AGCHX)	May 31, 2025

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$103	2.11%

Fund Statistics
Net Assets	$85,073,036
Management Fees (dollars paid during the reporting period)	$386,077
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	148

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A406

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

R Class (AGCWX)	May 31, 2025

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$79	1.61%

Fund Statistics
Net Assets	$85,073,036
Management Fees (dollars paid during the reporting period)	$386,077
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	148

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A505

SEMIANNUAL SHAREHOLDER REPORT

Global Small Cap Fund

R6 Class (AGCTX)	May 31, 2025

This semi-annual shareholder report contains important information about Global Small Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.76%

Fund Statistics
Net Assets	$85,073,036
Management Fees (dollars paid during the reporting period)	$386,077
Portfolio Turnover Rate	71%
Total Number of Portfolio Holdings	148

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	100.8%	United States	49%
Exchange-Traded Funds	0.0%	Canada	11%
Short-Term Investments	2.2%	Japan	8%
Other Assets and Liabilities	(3.0)%	Germany	5%
		United Kingdom	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A604

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

Investor Class (TWIEX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	1.23%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086109

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

I Class (TGRIX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	1.03%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086208

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

Y Class (ATYGX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$46	0.88%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A703

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

A Class (TWGAX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$77	1.48%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086406

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

C Class (AIWCX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$116	2.23%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086687

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

R Class (ATGRX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$90	1.73%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086646

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

R5 Class (ATGGX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$54	1.03%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A810

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

R6 Class (ATGDX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$46	0.88%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086398

SEMIANNUAL SHAREHOLDER REPORT

International Growth Fund

G Class (ACAEX)	May 31, 2025

This semi-annual shareholder report contains important information about International Growth Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Fund Statistics
Net Assets	$2,716,754,511
Management Fees (dollars paid during the reporting period)	$7,251,375
Portfolio Turnover Rate	31%
Total Number of Portfolio Holdings	96

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	18%
Short-Term Investments	1.1%	United Kingdom	15%
Other Assets and Liabilities	(0.1)%	France	15%
		Germany	14%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A737

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

Investor Class (AIOIX)	May 31, 2025

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.46%

Fund Statistics
Net Assets	$479,954,347
Management Fees (dollars paid during the reporting period)	$3,136,543
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	131

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086745

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

I Class (ACIOX)	May 31, 2025

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$65	1.26%

Fund Statistics
Net Assets	$479,954,347
Management Fees (dollars paid during the reporting period)	$3,136,543
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	131

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086737

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

A Class (AIVOX)	May 31, 2025

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	1.71%

Fund Statistics
Net Assets	$479,954,347
Management Fees (dollars paid during the reporting period)	$3,136,543
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	131

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086455

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

C Class (AIOCX)	May 31, 2025

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$127	2.46%

Fund Statistics
Net Assets	$479,954,347
Management Fees (dollars paid during the reporting period)	$3,136,543
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	131

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086448

SEMIANNUAL SHAREHOLDER REPORT

International Opportunities Fund

R Class (AIORX)	May 31, 2025

This semi-annual shareholder report contains important information about International Opportunities Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$101	1.96%

Fund Statistics
Net Assets	$479,954,347
Management Fees (dollars paid during the reporting period)	$3,136,543
Portfolio Turnover Rate	55%
Total Number of Portfolio Holdings	131

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.6%	Japan	22%
Exchange-Traded Funds	0.3%	Canada	11%
Short-Term Investments	2.9%	Germany	9%
Other Assets and Liabilities	(2.8)%	United Kingdom	8%
		India	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086430

SEMIANNUAL SHAREHOLDER REPORT

International Small-Mid Cap Fund

Investor Class (ANTSX)	May 31, 2025

This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$73	1.41%

Fund Statistics
Net Assets	$527,511,245
Management Fees (dollars paid during the reporting period)	$593,618
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	125

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	32%
Exchange-Traded Funds	1.8%	Australia	10%
Short-Term Investments	0.8%	Germany	10%
Other Assets and Liabilities	(1.6)%	United Kingdom	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086323

SEMIANNUAL SHAREHOLDER REPORT

International Small-Mid Cap Fund

G Class (ANTMX)	May 31, 2025

This semi-annual shareholder report contains important information about International Small-Mid Cap Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$1	0.01%

Fund Statistics
Net Assets	$527,511,245
Management Fees (dollars paid during the reporting period)	$593,618
Portfolio Turnover Rate	66%
Total Number of Portfolio Holdings	125

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	99.0%	Japan	32%
Exchange-Traded Funds	1.8%	Australia	10%
Short-Term Investments	0.8%	Germany	10%
Other Assets and Liabilities	(1.6)%	United Kingdom	9%
		Switzerland	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086315

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

Investor Class (ACEVX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.13%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086588

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

I Class (ACVUX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$51	0.93%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086570

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

A Class (MEQAX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$76	1.38%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086562

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

C Class (ACCOX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$117	2.13%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086547

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

R Class (ACVRX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$89	1.63%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086539

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

R6 Class (ACVDX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$43	0.78%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086380

SEMIANNUAL SHAREHOLDER REPORT

International Value Fund

G Class (ACAFX)	May 31, 2025

This semi-annual shareholder report contains important information about International Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$2	0.03%

Fund Statistics
Net Assets	$1,401,821,274
Management Fees (dollars paid during the reporting period)	$1,266,731
Portfolio Turnover Rate	40%
Total Number of Portfolio Holdings	185

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.6%	Japan	20%
Short-Term Investments	1.9%	United Kingdom	18%
Other Assets and Liabilities	(0.5)%	France	13%
		Germany	9%
		Switzerland	8%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A745

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

Investor Class (ANTUX)	May 31, 2025

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$65	1.20%

Fund Statistics
Net Assets	$568,668,032
Management Fees (dollars paid during the reporting period)	$602,905
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086158

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

I Class (ANVHX)	May 31, 2025

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$54	1.00%

Fund Statistics
Net Assets	$568,668,032
Management Fees (dollars paid during the reporting period)	$602,905
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A786

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

A Class (ANVLX)	May 31, 2025

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$78	1.45%

Fund Statistics
Net Assets	$568,668,032
Management Fees (dollars paid during the reporting period)	$602,905
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A778

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

R Class (ANVRX)	May 31, 2025

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$92	1.70%

Fund Statistics
Net Assets	$568,668,032
Management Fees (dollars paid during the reporting period)	$602,905
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A760

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

R6 Class (ANVMX)	May 31, 2025

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$46	0.85%

Fund Statistics
Net Assets	$568,668,032
Management Fees (dollars paid during the reporting period)	$602,905
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2509A752

SEMIANNUAL SHAREHOLDER REPORT

Non-U.S. Intrinsic Value Fund

G Class (ANTGX)	May 31, 2025

This semi-annual shareholder report contains important information about Non-U.S. Intrinsic Value Fund for the period of December 1, 2024 to May 31, 2025. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
G Class	$3	0.05%

Fund Statistics
Net Assets	$568,668,032
Management Fees (dollars paid during the reporting period)	$602,905
Portfolio Turnover Rate	42%
Total Number of Portfolio Holdings	58

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	97.8%	United Kingdom	28%
Short-Term Investments	2.2%	France	19%
Other Assets and Liabilities	0.0%	South Korea	14%
		Germany	11%
		Netherlands	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-25086141

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

May 31, 2025

Emerging Markets Fund
Investor Class (TWMIX)
I Class (AMKIX)
Y Class (AEYMX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)
R5 Class (AEGMX)
R6 Class (AEDMX)
G Class (ACADX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Brazil — 5.9%
Banco BTG Pactual SA	2,130,500	$14,728,555
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	1,116,084	22,924,365
Embraer SA, ADR	609,561	28,033,711
NU Holdings Ltd., Class A(2)	1,536,133	18,448,957
PRIO SA(2)	1,519,500	10,424,894
WEG SA	1,132,800	8,407,616
		102,968,098
Chile — 0.5%
Falabella SA	1,749,284	8,430,641
China — 28.1%
Alibaba Group Holding Ltd., ADR	380,135	43,274,568
BYD Co. Ltd., H Shares	489,000	24,302,327
China Construction Bank Corp., H Shares	52,342,000	46,797,757
China State Construction International Holdings Ltd.	13,168,000	18,522,441
Contemporary Amperex Technology Co. Ltd., Class A	443,060	15,279,230
Henan Pinggao Electric Co. Ltd., Class A	4,019,320	8,550,650
Industrial & Commercial Bank of China Ltd., H Shares	30,304,740	21,979,229
Kweichow Moutai Co. Ltd., A Shares	63,610	13,373,122
Meituan, Class B(2)	486,740	8,417,994
NetEase, Inc.	1,733,600	41,915,403
Ningbo Orient Wires & Cables Co. Ltd., Class A	1,465,100	9,671,117
Ping An Insurance Group Co. of China Ltd., H Shares	4,465,000	26,078,196
Tencent Holdings Ltd.	1,783,200	112,417,604
Trip.com Group Ltd.	634,100	39,669,401
Xiaomi Corp., Class B(2)	8,852,200	56,981,666
		487,230,705
Greece — 0.7%
Piraeus Financial Holdings SA	1,704,027	11,352,004
Hungary — 1.3%
OTP Bank Nyrt	294,968	22,375,183
India — 19.2%
Apollo Hospitals Enterprise Ltd.	323,492	26,051,809
Bharti Airtel Ltd.	1,806,099	39,236,505
DLF Ltd.	2,232,183	20,844,731
Godrej Consumer Products Ltd.	710,547	10,235,664
HDFC Bank Ltd.(2)	1,912,142	43,635,169
ICICI Bank Ltd., ADR	1,556,538	53,295,861
Indian Hotels Co. Ltd.	1,008,357	9,084,029
Infosys Ltd., ADR(1)	691,323	12,575,165
InterGlobe Aviation Ltd.(2)	360,497	22,499,870
Mahindra & Mahindra Ltd.	443,444	15,444,632
MakeMyTrip Ltd.(2)	167,738	17,047,213
Reliance Industries Ltd.	1,888,450	31,408,939
Sun Pharmaceutical Industries Ltd.	1,109,265	21,776,946
Varun Beverages Ltd.	1,630,640	9,088,020
		332,224,553
Malaysia — 0.8%
CIMB Group Holdings Bhd.(1)	8,811,909	14,354,069
2

	Shares	Value
Mexico — 2.1%
Cemex SAB de CV, ADR	1,575,956	$10,795,298
Fomento Economico Mexicano SAB de CV, ADR	138,496	14,753,979
Grupo Aeroportuario del Pacifico SAB de CV, ADR	46,853	10,763,540
		36,312,817
Peru — 1.4%
Credicorp Ltd.	116,764	24,731,783
Philippines — 0.8%
BDO Unibank, Inc.	4,988,063	14,403,159
Poland — 1.0%
Powszechna Kasa Oszczednosci Bank Polski SA	888,174	17,870,244
Russia(3) — 0.0%
Novatek PJSC	1,100,400	1
Saudi Arabia — 3.0%
Al Rajhi Bank	1,049,257	25,450,891
Alinma Bank	1,250,701	8,615,673
Elm Co.	33,621	9,186,836
Saudi Arabian Oil Co.	1,197,302	7,970,564
		51,223,964
Singapore — 1.0%
Sea Ltd., ADR(2)	102,415	16,424,294
South Africa — 2.9%
Capitec Bank Holdings Ltd.	141,480	27,110,779
Naspers Ltd., N Shares	46,266	13,293,944
Shoprite Holdings Ltd.	604,712	9,827,314
		50,232,037
South Korea — 8.1%
HD Hyundai Electric Co. Ltd.	37,569	10,286,256
HYBE Co. Ltd.(2)	43,153	8,322,626
Hyundai Rotem Co. Ltd.	197,918	20,948,980
KB Financial Group, Inc.	353,100	26,568,609
Korea Aerospace Industries Ltd.	218,704	13,249,494
Samsung Electronics Co. Ltd.	958,411	38,890,102
SK Hynix, Inc.	153,495	22,642,216
		140,908,283
Taiwan — 16.3%
Airtac International Group	287,000	8,806,595
Delta Electronics, Inc.	1,358,000	16,687,621
E.Sun Financial Holding Co. Ltd.	22,330,286	22,085,382
Elite Material Co. Ltd.	590,000	14,492,203
Gold Circuit Electronics Ltd.	1,738,000	14,788,736
MediaTek, Inc.	526,000	21,596,818
Quanta Computer, Inc.(1)(2)	1,081,000	9,562,964
Taiwan Semiconductor Manufacturing Co. Ltd.	5,487,713	175,025,181
		283,045,500
Thailand — 0.9%
CP ALL PCL	5,004,500	7,152,665
Minor International PCL	11,646,600	8,873,989
		16,026,654
Turkey — 0.7%
BIM Birlesik Magazalar AS(1)	1,008,619	12,251,028
United Arab Emirates — 3.2%
Abu Dhabi Islamic Bank PJSC	3,071,336	16,032,804
3

	Shares	Value
Emaar Properties PJSC	10,763,408	$38,543,257
		54,576,061
United States — 1.1%
MercadoLibre, Inc.(2)	7,690	19,711,700
TOTAL COMMON STOCKS (Cost $1,102,620,717)		1,716,652,778
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	35,294	35,294
State Street Navigator Securities Lending Government Money Market Portfolio(4)	13,130,707	13,130,707
		13,166,001
Repurchase Agreements — 0.9%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $1,832,515), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $1,797,748)		1,797,104
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $13,385,542), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $13,127,724)		13,123,000
		14,920,104
TOTAL SHORT-TERM INVESTMENTS (Cost $28,086,105)		28,086,105
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $1,130,706,822)		1,744,738,883
OTHER ASSETS AND LIABILITIES — (0.6)%		(10,632,830)
TOTAL NET ASSETS — 100.0%		$1,734,106,053

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	26.3%
Information Technology	22.6%
Communication Services	12.6%
Consumer Discretionary	12.0%
Industrials	10.1%
Consumer Staples	4.4%
Real Estate	3.4%
Energy	2.9%
Health Care	2.8%
Utilities	1.3%
Materials	0.6%
Short-Term Investments	1.6%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $37,686,078. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $39,605,656, which includes securities collateral of $26,474,949.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,117,576,115) — including $37,686,078 of securities on loan	$1,731,608,176
Investment made with cash collateral received for securities on loan, at value (cost of $13,130,707)	13,130,707
Total investment securities, at value (cost of $1,130,706,822)	1,744,738,883
Cash	609,398
Foreign currency holdings, at value (cost of $1,131,067)	1,131,162
Receivable for investments sold	23,372,573
Receivable for capital shares sold	883,597
Dividends and interest receivable	3,563,351
Securities lending receivable	14,462
Other assets	195,311
1,774,508,737

Liabilities
Payable for collateral received for securities on loan	13,130,707
Payable for investments purchased	13,730,314
Payable for capital shares redeemed	6,954,423
Accrued management fees	933,845
Distribution and service fees payable	13,622
Accrued foreign taxes	5,639,773
40,402,684

Net Assets	$1,734,106,053

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,875,502,261
Distributable earnings (loss)	(141,396,208)
$1,734,106,053

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$302,962,787	25,894,271	$11.70
I Class, $0.01 Par Value	$422,549,331	35,157,404	$12.02
Y Class, $0.01 Par Value	$51,421,011	4,270,360	$12.04
A Class, $0.01 Par Value	$35,081,595	3,114,243	$11.26
C Class, $0.01 Par Value	$4,429,444	437,715	$10.12
R Class, $0.01 Par Value	$5,919,107	523,115	$11.32
R5 Class, $0.01 Par Value	$936,708	77,873	$12.03
R6 Class, $0.01 Par Value	$187,975,255	15,636,399	$12.02
G Class, $0.01 Par Value	$722,830,815	59,649,015	$12.12
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.95 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,833,122)	$20,838,736
Interest	295,615
Securities lending, net	74,463
21,208,814

Expenses:
Management fees	8,728,952
Distribution and service fees:
A Class	43,155
C Class	25,425
R Class	13,215
Directors' fees and expenses	25,155
Other expenses	74,622
8,910,524
Fees waived - G Class	(3,322,558)
5,587,966

Net investment income (loss)	15,620,848

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $2,860,571)	41,691,918
Foreign currency translation transactions	(706,314)
40,985,604

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $3,858,543)	44,354,374
Translation of assets and liabilities in foreign currencies	(17,344)
44,337,030

Net realized and unrealized gain (loss)	85,322,634

Net Increase (Decrease) in Net Assets Resulting from Operations	$100,943,482

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$15,620,848	$27,732,246
Net realized gain (loss)	40,985,604	77,722,180
Change in net unrealized appreciation (depreciation)	44,337,030	203,056,348
Net increase (decrease) in net assets resulting from operations	100,943,482	308,510,774

Distributions to Shareholders
From earnings:
Investor Class	(2,132,926)	(4,361,760)
I Class	(3,774,372)	(7,257,740)
Y Class	(408,137)	(551,472)
A Class	(166,637)	(430,427)
C Class	—	(32,481)
R Class	(11,055)	(44,517)
R5 Class	(7,653)	(139,050)
R6 Class	(2,082,642)	(7,344,369)
G Class	(15,046,799)	(18,625,613)
Decrease in net assets from distributions	(23,630,221)	(38,787,429)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(128,487,464)	(619,744,143)

Net increase (decrease) in net assets	(51,174,203)	(350,020,798)

Net Assets
Beginning of period	1,785,280,256	2,135,301,054
End of period	$1,734,106,053	$1,785,280,256

See Notes to Financial Statements.
7

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Emerging Markets Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The
8

fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$13,130,707	—	—	—	$13,130,707
Gross amount of recognized liabilities for securities lending transactions					$13,130,707
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 26% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class	G Class
1.25%	1.05%	0.90%	1.25%	1.25%	1.25%	1.05%	0.90%	0.00%(1)
(1)Annual management fee before waiver was 0.90%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $506,039,086 and $651,278,830, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,000,000,000		1,000,000,000
Sold	3,194,771	$36,201,381	3,660,264	$36,838,013
Issued in reinvestment of distributions	183,120	2,071,087	432,357	4,258,569
Redeemed	(2,335,334)	(26,551,152)	(10,460,426)	(113,479,624)
	1,042,557	11,721,316	(6,367,805)	(72,383,042)
I Class/Shares Authorized	1,400,000,000		1,400,000,000
Sold	3,340,147	38,793,829	8,130,675	89,099,436
Issued in reinvestment of distributions	298,079	3,457,720	653,946	6,611,393
Redeemed	(5,906,331)	(68,290,256)	(21,694,114)	(232,804,755)
	(2,268,105)	(26,038,707)	(12,909,493)	(137,093,926)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	1,270,771	14,906,014	1,156,322	12,492,861
Issued in reinvestment of distributions	33,897	393,882	53,344	539,843
Redeemed	(521,432)	(6,037,020)	(1,009,372)	(11,456,288)
	783,236	9,262,876	200,294	1,576,416
A Class/Shares Authorized	100,000,000		100,000,000
Sold	304,140	3,307,710	688,795	7,079,984
Issued in reinvestment of distributions	11,559	125,998	31,114	295,580
Redeemed	(572,083)	(6,215,212)	(1,444,371)	(14,631,829)
	(256,384)	(2,781,504)	(724,462)	(7,256,265)
C Class/Shares Authorized	45,000,000		45,000,000
Sold	11,016	107,027	60,629	548,210
Issued in reinvestment of distributions	—	—	3,353	28,771
Redeemed	(170,639)	(1,667,323)	(521,969)	(4,811,270)
	(159,623)	(1,560,296)	(457,987)	(4,234,289)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	106,933	1,192,776	154,960	1,615,180
Issued in reinvestment of distributions	1,009	11,055	4,661	44,514
Redeemed	(99,842)	(1,085,864)	(205,872)	(2,145,508)
	8,100	117,967	(46,251)	(485,814)
R5 Class/Shares Authorized	25,000,000		25,000,000
Sold	10,615	122,391	60,169	642,294
Issued in reinvestment of distributions	603	7,000	13,723	138,877
Redeemed	(8,006)	(91,752)	(916,584)	(9,818,615)
	3,212	37,639	(842,692)	(9,037,444)
R6 Class/Shares Authorized	750,000,000		750,000,000
Sold	2,043,848	23,492,442	7,573,473	81,687,250
Issued in reinvestment of distributions	169,716	1,968,700	709,900	7,177,086
Redeemed	(4,487,346)	(51,898,748)	(36,075,619)	(389,770,830)
	(2,273,782)	(26,437,606)	(27,792,246)	(300,906,494)
G Class/Shares Authorized	750,000,000		750,000,000
Sold	2,707,088	31,666,038	10,683,295	119,196,673
Issued in reinvestment of distributions	1,292,680	15,046,799	1,836,846	18,625,613
Redeemed	(11,915,288)	(139,521,986)	(20,061,171)	(227,745,571)
	(7,915,520)	(92,809,149)	(7,541,030)	(89,923,285)
Net increase (decrease)	(11,036,309)	$(128,487,464)	(56,481,672)	$(619,744,143)

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$69,407,033	$33,561,065	—
China	43,274,568	443,956,137	—
India	82,918,239	249,306,314	—
Mexico	36,312,817	—	—
Peru	24,731,783	—	—
Singapore	16,424,294	—	—
United States	19,711,700	—	—
Other Countries	—	697,048,828	—
Short-Term Investments	13,166,001	14,920,104	—
	$305,946,435	$1,438,792,448	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,134,158,643
Gross tax appreciation of investments	$634,867,954
Gross tax depreciation of investments	(24,287,714)
Net tax appreciation (depreciation) of investments	$610,580,240

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(683,198,842) and accumulated long-term capital losses of $(107,561,863), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$11.15	0.07	0.56	0.63	(0.08)	$11.70	5.75%	1.26%	1.26%	1.18%	1.18%	29%	$302,963
2024	$9.80	0.09	1.39	1.48	(0.13)	$11.15	15.29%	1.27%	1.27%	0.79%	0.79%	29%	$277,170
2023	$10.04	0.10	(0.13)	(0.03)	(0.21)	$9.80	(0.22)%	1.27%	1.27%	1.05%	1.05%	29%	$305,994
2022	$13.67	0.09	(3.61)	(3.52)	(0.11)	$10.04	(25.84)%	1.26%	1.26%	0.84%	0.84%	52%	$368,506
2021	$13.62	0.05	0.08	0.13	(0.08)	$13.67	0.91%	1.25%	1.25%	0.36%	0.36%	35%	$554,001
2020	$11.25	0.04	2.48	2.52	(0.15)	$13.62	22.79%	1.26%	1.26%	0.33%	0.33%	30%	$582,036
I Class
2025(3)	$11.47	0.08	0.57	0.65	(0.10)	$12.02	5.71%	1.06%	1.06%	1.38%	1.38%	29%	$422,549
2024	$10.07	0.11	1.44	1.55	(0.15)	$11.47	15.60%	1.07%	1.07%	0.99%	0.99%	29%	$429,153
2023	$10.30	0.13	(0.13)	—	(0.23)	$10.07	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$507,013
2022	$14.02	0.11	(3.70)	(3.59)	(0.13)	$10.30	(25.69)%	1.06%	1.06%	1.04%	1.04%	52%	$828,883
2021	$13.97	0.09	0.07	0.16	(0.11)	$14.02	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$1,661,545
2020	$11.56	0.06	2.54	2.60	(0.19)	$13.97	22.94%	1.06%	1.06%	0.53%	0.53%	30%	$1,534,445
Y Class
2025(3)	$11.50	0.09	0.57	0.66	(0.12)	$12.04	5.85%	0.91%	0.91%	1.53%	1.53%	29%	$51,421
2024	$10.10	0.13	1.44	1.57	(0.17)	$11.50	15.72%	0.92%	0.92%	1.14%	1.14%	29%	$40,090
2023	$10.32	0.13	(0.11)	0.02	(0.24)	$10.10	0.23%	0.92%	0.92%	1.40%	1.40%	29%	$33,189
2022	$14.05	0.13	(3.71)	(3.58)	(0.15)	$10.32	(25.60)%	0.91%	0.91%	1.19%	1.19%	52%	$37,909
2021	$14.00	0.10	0.08	0.18	(0.13)	$14.05	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$39,377
2020	$11.60	0.08	2.54	2.62	(0.22)	$14.00	23.09%	0.91%	0.91%	0.68%	0.68%	30%	$30,169
A Class
2025(3)	$10.73	0.05	0.53	0.58	(0.05)	$11.26	5.52%	1.51%	1.51%	0.93%	0.93%	29%	$35,082
2024	$9.43	0.06	1.35	1.41	(0.11)	$10.73	15.06%	1.52%	1.52%	0.54%	0.54%	29%	$36,158
2023	$9.67	0.08	(0.12)	(0.04)	(0.20)	$9.43	(0.41)%	1.52%	1.52%	0.80%	0.80%	29%	$38,620
2022	$13.17	0.06	(3.48)	(3.42)	(0.08)	$9.67	(26.03)%	1.51%	1.51%	0.59%	0.59%	52%	$51,434
2021	$13.13	0.01	0.07	0.08	(0.04)	$13.17	0.60%	1.50%	1.50%	0.11%	0.11%	35%	$94,363
2020	$10.84	0.01	2.40	2.41	(0.12)	$13.13	22.50%	1.51%	1.51%	0.08%	0.08%	30%	$88,485

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$9.63	0.01	0.48	0.49	—	$10.12	5.09%	2.26%	2.26%	0.18%	0.18%	29%	$4,429
2024	$8.46	(0.02)	1.22	1.20	(0.03)	$9.63	14.25%	2.27%	2.27%	(0.21)%	(0.21)%	29%	$5,750
2023	$8.71	0.01	(0.11)	(0.10)	(0.15)	$8.46	(1.18)%	2.27%	2.27%	0.05%	0.05%	29%	$8,932
2022	$11.87	(0.02)	(3.14)	(3.16)	—	$8.71	(26.56)%	2.26%	2.26%	(0.16)%	(0.16)%	52%	$13,231
2021	$11.88	(0.08)	0.07	(0.01)	—	$11.87	(0.17)%	2.25%	2.25%	(0.64)%	(0.64)%	35%	$25,448
2020	$9.82	(0.07)	2.17	2.10	(0.04)	$11.88	21.48%	2.26%	2.26%	(0.67)%	(0.67)%	30%	$27,101
R Class
2025(3)	$10.76	0.04	0.54	0.58	(0.02)	$11.32	5.41%	1.76%	1.76%	0.68%	0.68%	29%	$5,919
2024	$9.46	0.03	1.35	1.38	(0.08)	$10.76	14.71%	1.77%	1.77%	0.29%	0.29%	29%	$5,542
2023	$9.71	0.05	(0.12)	(0.07)	(0.18)	$9.46	(0.69)%	1.77%	1.77%	0.55%	0.55%	29%	$5,309
2022	$13.22	0.03	(3.49)	(3.46)	(0.05)	$9.71	(26.20)%	1.76%	1.76%	0.34%	0.34%	52%	$6,075
2021	$13.17	(0.02)	0.08	0.06	(0.01)	$13.22	0.41%	1.75%	1.75%	(0.14)%	(0.14)%	35%	$7,687
2020	$10.88	(0.02)	2.40	2.38	(0.09)	$13.17	22.11%	1.76%	1.76%	(0.17)%	(0.17)%	30%	$7,466
R5 Class
2025(3)	$11.47	0.08	0.58	0.66	(0.10)	$12.03	5.80%	1.06%	1.06%	1.38%	1.38%	29%	$937
2024	$10.08	0.11	1.43	1.54	(0.15)	$11.47	15.48%	1.07%	1.07%	0.99%	0.99%	29%	$857
2023	$10.31	0.12	(0.12)	—	(0.23)	$10.08	0.02%	1.07%	1.07%	1.25%	1.25%	29%	$9,249
2022	$14.04	0.11	(3.71)	(3.60)	(0.13)	$10.31	(25.67)%	1.06%	1.06%	1.04%	1.04%	52%	$10,725
2021	$13.98	0.06	0.11	0.17	(0.11)	$14.04	1.09%	1.05%	1.05%	0.56%	0.56%	35%	$12,172
2020	$11.57	0.06	2.54	2.60	(0.19)	$13.98	22.92%	1.06%	1.06%	0.53%	0.53%	30%	$3,863
R6 Class
2025(3)	$11.48	0.09	0.57	0.66	(0.12)	$12.02	5.86%	0.91%	0.91%	1.53%	1.53%	29%	$187,975
2024	$10.08	0.11	1.46	1.57	(0.17)	$11.48	15.75%	0.92%	0.92%	1.14%	1.14%	29%	$205,572
2023	$10.31	0.14	(0.13)	0.01	(0.24)	$10.08	0.13%	0.92%	0.92%	1.40%	1.40%	29%	$460,847
2022	$14.03	0.13	(3.70)	(3.57)	(0.15)	$10.31	(25.56)%	0.91%	0.91%	1.19%	1.19%	52%	$687,720
2021	$13.98	0.11	0.07	0.18	(0.13)	$14.03	1.24%	0.90%	0.90%	0.71%	0.71%	35%	$851,240
2020	$11.58	0.08	2.54	2.62	(0.22)	$13.98	23.13%	0.91%	0.91%	0.68%	0.68%	30%	$570,868

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2025(3)	$11.62	0.14	0.58	0.72	(0.22)	$12.12	6.29%	0.01%	0.91%	2.43%	1.53%	29%	$722,831
2024	$10.20	0.23	1.44	1.67	(0.25)	$11.62	16.79%	0.02%	0.92%	2.04%	1.14%	29%	$784,988
2023	$10.40	0.23	(0.13)	0.10	(0.30)	$10.20	1.04%	0.02%	0.92%	2.30%	1.40%	29%	$766,148
2022(4)	$12.44	0.16	(2.08)	(1.92)	(0.12)	$10.40	(15.56)%	0.01%	0.91%	2.42%	1.52%	52%(5)	$731,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92633 2507

Semiannual Financial Statements and Other Information

May 31, 2025

Focused Global Growth Fund
Investor Class (TWGGX)
I Class (AGGIX)
Y Class (AGYGX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)
R5 Class (AGFGX)
R6 Class (AGGDX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Australia — 1.8%
CSL Ltd.	73,050	$11,656,589
Canada — 2.7%
Canadian Pacific Kansas City Ltd.	214,000	17,473,100
France — 5.3%
Schneider Electric SE	59,500	15,012,539
Societe Generale SA	352,180	19,122,548
		34,135,087
Germany — 3.3%
SAP SE	70,260	21,255,057
Hong Kong — 2.1%
Techtronic Industries Co. Ltd.	1,230,000	13,700,135
Indonesia — 2.2%
Bank Central Asia Tbk. PT	24,690,900	14,243,989
Japan — 4.8%
Hitachi Ltd.	516,400	14,387,063
Keyence Corp.	38,900	16,282,378
		30,669,441
Spain — 2.8%
Cellnex Telecom SA(1)	466,340	17,879,611
United Kingdom — 5.6%
Barclays PLC, ADR	573,960	10,233,707
Lloyds Banking Group PLC	9,160,130	9,541,260
London Stock Exchange Group PLC	106,070	16,139,261
		35,914,228
United States — 68.0%
AbbVie, Inc.	88,380	16,448,402
Amazon.com, Inc.(1)	160,540	32,912,305
Ares Management Corp., Class A	97,249	16,094,710
Boston Scientific Corp.(1)	174,450	18,362,607
Broadcom, Inc.	77,700	18,808,839
CenterPoint Energy, Inc.	412,120	15,347,349
Dominion Energy, Inc.	273,430	15,495,278
Eli Lilly & Co.	16,670	12,296,959
Howmet Aerospace, Inc.	120,470	20,466,648
Mastercard, Inc., Class A	34,307	20,090,179
MercadoLibre, Inc.(1)	8,690	22,274,990
Meta Platforms, Inc., Class A	43,830	28,379,487
Microsoft Corp.	91,720	42,224,219
Nasdaq, Inc.	180,590	15,086,489
NVIDIA Corp.	218,520	29,528,608
Oracle Corp.	70,590	11,684,763
Progressive Corp.	61,200	17,437,716
Roper Technologies, Inc.	27,160	15,488,533
S&P Global, Inc.	33,190	17,021,823
Stryker Corp.	41,820	16,002,005
Uber Technologies, Inc.(1)	217,170	18,277,027
2

	Shares	Value
Williams Cos., Inc.	282,310	$17,082,578
		436,811,514
TOTAL COMMON STOCKS (Cost $494,580,396)		633,738,751
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	24,463	24,463
Repurchase Agreements — 1.6%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $1,224,720), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $1,201,484)		1,201,054
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $8,945,446), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $8,773,157)		8,770,000
		9,971,054
TOTAL SHORT-TERM INVESTMENTS (Cost $9,995,517)		9,995,517
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $504,575,913)		643,734,268
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,272,651)
TOTAL NET ASSETS — 100.0%		$642,461,617

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	24.2%
Financials	24.1%
Industrials	15.4%
Health Care	11.6%
Consumer Discretionary	8.6%
Communication Services	7.2%
Utilities	4.8%
Energy	2.7%
Short-Term Investments	1.6%
Other Assets and Liabilities	(0.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $504,575,913)	$643,734,268
Receivable for capital shares sold	66,472
Dividends and interest receivable	1,051,702
Other assets	1,025
644,853,467

Liabilities
Payable for capital shares redeemed	1,780,596
Accrued management fees	545,590
Distribution and service fees payable	9,001
Accrued other expenses	56,663
2,391,850

Net Assets	$642,461,617

Net Assets Consist of:
Capital (par value and paid-in surplus)	$500,981,964
Distributable earnings (loss)	141,479,653
$642,461,617

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$430,780,780	37,114,406	$11.61
I Class, $0.01 Par Value	$84,772,250	6,990,674	$12.13
Y Class, $0.01 Par Value	$381,723	31,043	$12.30
A Class, $0.01 Par Value	$25,266,403	2,350,264	$10.75
C Class, $0.01 Par Value	$1,420,245	206,342	$6.88
R Class, $0.01 Par Value	$6,109,780	601,952	$10.15
R5 Class, $0.01 Par Value	$12,459	1,027	$12.13
R6 Class, $0.01 Par Value	$93,717,977	7,638,424	$12.27
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $11.41 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $205,096)	$4,853,259
Interest	119,695
4,972,954

Expenses:
Management fees	3,093,989
Distribution and service fees:
A Class	31,999
C Class	7,697
R Class	14,586
Directors' fees and expenses	8,953
Other expenses	70,250
3,227,474

Net investment income (loss)	1,745,480

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	1,112,960
Foreign currency translation transactions	(8,027)
1,104,933

Change in net unrealized appreciation (depreciation) on:
Investments	29,755,043
Translation of assets and liabilities in foreign currencies	24,839
29,779,882

Net realized and unrealized gain (loss)	30,884,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$32,630,295

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$1,745,480	$1,630,372
Net realized gain (loss)	1,104,933	87,016,253
Change in net unrealized appreciation (depreciation)	29,779,882	35,315,183
Net increase (decrease) in net assets resulting from operations	32,630,295	123,961,808

Distributions to Shareholders
From earnings:
Investor Class	(54,247,832)	(14,740,592)
I Class	(8,931,696)	(2,922,662)
Y Class	(48,571)	(12,763)
A Class	(3,932,593)	(939,440)
C Class	(352,786)	(106,841)
R Class	(843,368)	(204,720)
R5 Class	(1,453)	(372)
R6 Class	(11,691,469)	(3,508,992)
Decrease in net assets from distributions	(80,049,768)	(22,436,382)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	50,121,817	(51,849,796)

Net increase (decrease) in net assets	2,702,344	49,675,630

Net Assets
Beginning of period	639,759,273	590,083,643
End of period	$642,461,617	$639,759,273

See Notes to Financial Statements.
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Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused Global Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
7

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets).

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The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.300%	1.08%
I Class	0.850% to 1.100%	0.88%
Y Class	0.700% to 0.950%	0.73%
A Class	1.050% to 1.300%	1.08%
C Class	1.050% to 1.300%	1.08%
R Class	1.050% to 1.300%	1.08%
R5 Class	0.850% to 1.100%	0.88%
R6 Class	0.700% to 0.950%	0.73%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $102,433,225 and $136,850,230, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	450,000,000		450,000,000
Sold	998,631	$10,743,486	1,204,615	$14,038,725
Issued in reinvestment of distributions	4,717,854	51,943,570	1,331,834	14,130,756
Redeemed	(2,889,321)	(31,646,146)	(4,678,448)	(54,546,504)
	2,827,164	31,040,910	(2,141,999)	(26,377,023)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	1,324,769	14,800,000	391,554	4,690,552
Issued in reinvestment of distributions	777,066	8,928,482	265,136	2,921,805
Redeemed	(752,310)	(8,794,335)	(1,935,551)	(23,008,103)
	1,349,525	14,934,147	(1,278,861)	(15,395,746)
Y Class/Shares Authorized	20,000,000		20,000,000
Sold	94	1,074	1,724	21,647
Issued in reinvestment of distributions	4,173	48,571	1,145	12,763
Redeemed	(2,970)	(35,263)	(2,622)	(30,661)
	1,297	14,382	247	3,749
A Class/Shares Authorized	40,000,000		40,000,000
Sold	103,043	1,066,307	332,420	3,654,739
Issued in reinvestment of distributions	377,260	3,851,820	92,542	920,792
Redeemed	(623,768)	(6,312,144)	(465,510)	(5,043,132)
	(143,465)	(1,394,017)	(40,548)	(467,601)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	15,304	101,353	21,575	166,732
Issued in reinvestment of distributions	53,749	352,597	15,433	106,798
Redeemed	(97,785)	(666,393)	(110,059)	(837,935)
	(28,732)	(212,443)	(73,051)	(564,405)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	45,178	436,642	89,475	934,839
Issued in reinvestment of distributions	87,396	843,368	21,549	204,720
Redeemed	(67,897)	(656,145)	(148,603)	(1,580,369)
	64,677	623,865	(37,579)	(440,810)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	126	1,453	34	372
R6 Class/Shares Authorized	75,000,000		75,000,000
Sold	1,342,714	15,726,441	1,602,752	19,824,781
Issued in reinvestment of distributions	912,587	10,604,264	285,757	3,177,617
Redeemed	(1,819,278)	(21,217,185)	(2,560,029)	(31,610,730)
	436,023	5,113,520	(671,520)	(8,608,332)
Net increase (decrease)	4,506,615	$50,121,817	(4,243,277)	$(51,849,796)
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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$11,656,589	—
France	—	34,135,087	—
Germany	—	21,255,057	—
Hong Kong	—	13,700,135	—
Indonesia	—	14,243,989	—
Japan	—	30,669,441	—
Spain	—	17,879,611	—
United Kingdom	$10,233,707	25,680,521	—
Other Countries	454,284,614	—	—
Short-Term Investments	24,463	9,971,054	—
	$464,542,784	$179,191,484	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$505,157,926
Gross tax appreciation of investments	$148,757,697
Gross tax depreciation of investments	(10,181,355)
Net tax appreciation (depreciation) of investments	$138,576,342

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$12.61	0.03	0.56	0.59	(0.01)	(1.58)	(1.59)	$11.61	5.35%	1.10%	0.50%	17%	$430,781
2024	$10.73	0.02	2.27	2.29	(0.05)	(0.36)	(0.41)	$12.61	22.03%	1.08%	0.21%	72%	$432,423
2023	$11.10	0.05	0.77	0.82	(0.06)	(1.13)	(1.19)	$10.73	8.84%	1.09%	0.50%	79%	$390,767
2022	$15.00	0.06	(2.16)	(2.10)	(0.03)	(1.77)	(1.80)	$11.10	(16.07)%	1.10%	0.54%	45%	$388,619
2021	$14.56	0.04	1.84	1.88	—	(1.44)	(1.44)	$15.00	14.18%	1.07%	0.26%	40%	$495,712
2020	$13.54	(0.02)	3.16	3.14	—(4)	(2.12)	(2.12)	$14.56	27.02%	1.07%	(0.14)%	73%	$462,781
I Class
2025(3)	$13.12	0.04	0.59	0.63	(0.04)	(1.58)	(1.62)	$12.13	5.44%	0.90%	0.70%	17%	$84,772
2024	$11.14	0.05	2.36	2.41	(0.07)	(0.36)	(0.43)	$13.12	22.36%	0.88%	0.41%	72%	$74,007
2023	$11.48	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.14	9.03%	0.89%	0.70%	79%	$77,104
2022	$15.46	0.09	(2.24)	(2.15)	(0.06)	(1.77)	(1.83)	$11.48	(15.93)%	0.90%	0.74%	45%	$81,949
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$103,394
2020	$13.84	—(4)	3.24	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$94,888
Y Class
2025(3)	$13.29	0.05	0.60	0.65	(0.06)	(1.58)	(1.64)	$12.30	5.53%	0.75%	0.85%	17%	$382
2024	$11.28	0.07	2.39	2.46	(0.09)	(0.36)	(0.45)	$13.29	22.53%	0.73%	0.56%	72%	$395
2023	$11.61	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.28	9.18%	0.74%	0.85%	79%	$333
2022	$15.62	0.11	(2.27)	(2.16)	(0.08)	(1.77)	(1.85)	$11.61	(15.82)%	0.75%	0.89%	45%	$330
2021	$15.05	0.08	1.93	2.01	—	(1.44)	(1.44)	$15.62	14.62%	0.72%	0.61%	40%	$311
2020	$13.93	0.03	3.26	3.29	(0.05)	(2.12)	(2.17)	$15.05	27.48%	0.72%	0.21%	73%	$167
A Class
2025(3)	$11.80	0.01	0.52	0.53	—	(1.58)	(1.58)	$10.75	5.17%	1.35%	0.25%	17%	$25,266
2024	$10.06	—(4)	2.12	2.12	(0.02)	(0.36)	(0.38)	$11.80	21.77%	1.33%	(0.04)%	72%	$29,427
2023	$10.48	0.02	0.72	0.74	(0.03)	(1.13)	(1.16)	$10.06	8.56%	1.34%	0.25%	79%	$25,494
2022	$14.27	0.03	(2.05)	(2.02)	—	(1.77)	(1.77)	$10.48	(16.32)%	1.35%	0.29%	45%	$26,064
2021	$13.94	—(4)	1.77	1.77	—	(1.44)	(1.44)	$14.27	13.99%	1.32%	0.01%	40%	$34,059
2020	$13.08	(0.05)	3.03	2.98	—	(2.12)	(2.12)	$13.94	26.66%	1.32%	(0.39)%	73%	$30,537

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$8.15	(0.02)	0.33	0.31	—	(1.58)	(1.58)	$6.88	4.71%	2.10%	(0.50)%	17%	$1,420
2024	$7.09	(0.06)	1.48	1.42	—	(0.36)	(0.36)	$8.15	20.88%	2.08%	(0.79)%	72%	$1,915
2023	$7.76	(0.03)	0.49	0.46	—	(1.13)	(1.13)	$7.09	7.72%	2.09%	(0.50)%	79%	$2,184
2022	$11.08	(0.04)	(1.51)	(1.55)	—	(1.77)	(1.77)	$7.76	(16.87)%	2.10%	(0.46)%	45%	$2,822
2021	$11.23	(0.08)	1.37	1.29	—	(1.44)	(1.44)	$11.08	12.99%	2.07%	(0.74)%	40%	$5,426
2020	$11.00	(0.11)	2.46	2.35	—	(2.12)	(2.12)	$11.23	25.84%	2.07%	(1.14)%	73%	$5,302
R Class
2025(3)	$11.24	—(4)	0.49	0.49	—	(1.58)	(1.58)	$10.15	5.06%	1.60%	—%	17%	$6,110
2024	$9.60	(0.03)	2.03	2.00	—	(0.36)	(0.36)	$11.24	21.48%	1.58%	(0.29)%	72%	$6,040
2023	$10.06	—(4)	0.68	0.68	(0.01)	(1.13)	(1.14)	$9.60	8.20%	1.59%	—%	79%	$5,520
2022	$13.79	—(4)	(1.96)	(1.96)	—	(1.77)	(1.77)	$10.06	(16.48)%	1.60%	0.04%	45%	$6,033
2021	$13.55	(0.03)	1.71	1.68	—	(1.44)	(1.44)	$13.79	13.71%	1.57%	(0.24)%	40%	$8,411
2020	$12.80	(0.07)	2.94	2.87	—	(2.12)	(2.12)	$13.55	26.34%	1.57%	(0.64)%	73%	$8,931
R5 Class
2025(3)	$13.12	0.04	0.59	0.63	(0.04)	(1.58)	(1.62)	$12.13	5.44%	0.90%	0.70%	17%	$12
2024	$11.15	0.05	2.35	2.40	(0.07)	(0.36)	(0.43)	$13.12	22.25%	0.88%	0.41%	72%	$12
2023	$11.49	0.07	0.80	0.87	(0.08)	(1.13)	(1.21)	$11.15	9.03%	0.89%	0.70%	79%	$10
2022	$15.46	0.09	(2.23)	(2.14)	(0.06)	(1.77)	(1.83)	$11.49	(15.86)%	0.90%	0.74%	45%	$9
2021	$14.93	0.07	1.90	1.97	—	(1.44)	(1.44)	$15.46	14.45%	0.87%	0.46%	40%	$11
2020	$13.84	0.01	3.23	3.24	(0.03)	(2.12)	(2.15)	$14.93	27.21%	0.87%	0.06%	73%	$9
R6 Class
2025(3)	$13.26	0.05	0.60	0.65	(0.06)	(1.58)	(1.64)	$12.27	5.53%	0.75%	0.85%	17%	$93,718
2024	$11.26	0.07	2.38	2.45	(0.09)	(0.36)	(0.45)	$13.26	22.48%	0.73%	0.56%	72%	$95,539
2023	$11.59	0.09	0.81	0.90	(0.10)	(1.13)	(1.23)	$11.26	9.20%	0.74%	0.85%	79%	$88,671
2022	$15.59	0.11	(2.26)	(2.15)	(0.08)	(1.77)	(1.85)	$11.59	(15.79)%	0.75%	0.89%	45%	$79,749
2021	$15.03	0.09	1.91	2.00	—	(1.44)	(1.44)	$15.59	14.57%	0.72%	0.61%	40%	$98,318
2020	$13.92	0.03	3.25	3.28	(0.05)	(2.12)	(2.17)	$15.03	27.44%	0.72%	0.21%	73%	$90,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92631 2507

Semiannual Financial Statements and Other Information

May 31, 2025

Focused International Growth Fund
Investor Class (AFCNX)
I Class (AFCSX)
A Class (AFCLX)
C Class (AFCHX)
R Class (AFCWX)
R6 Class (AFCMX)
G Class (AFCGX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.4%
Australia — 1.6%
CSL Ltd.(1)	13,200	$2,106,324
Canada — 2.3%
GFL Environmental, Inc.	60,120	3,031,852
China — 6.9%
Alibaba Group Holding Ltd., ADR	22,590	2,571,645
Tencent Holdings Ltd.	61,300	3,864,513
Trip.com Group Ltd., ADR	41,820	2,620,023
		9,056,181
Denmark — 1.0%
Pandora AS	7,300	1,334,391
France — 11.1%
Air Liquide SA	17,169	3,557,568
Airbus SE	11,890	2,186,862
Cie de Saint-Gobain SA	18,630	2,097,438
Schneider Electric SE	10,426	2,630,600
Societe Generale SA	74,690	4,055,492
		14,527,960
Germany — 13.8%
Commerzbank AG	67,680	2,061,466
Infineon Technologies AG	39,350	1,529,917
Rheinmetall AG	1,110	2,379,026
SAP SE	18,770	5,678,301
Siemens Energy AG(2)	39,380	3,848,430
Zalando SE(2)	73,970	2,642,922
		18,140,062
India — 1.8%
MakeMyTrip Ltd.(2)	23,710	2,409,647
Indonesia — 2.0%
Bank Central Asia Tbk. PT	4,561,900	2,631,725
Ireland — 2.4%
Kerry Group PLC, A Shares	28,900	3,159,190
Italy — 2.6%
Ferrari NV	7,080	3,388,740
Japan — 14.8%
Hitachi Ltd.	40,300	1,122,771
Keyence Corp.	8,300	3,474,132
MonotaRO Co. Ltd.(1)	128,200	2,644,596
NEC Corp.	156,000	4,072,120
Rakuten Bank Ltd.(2)	51,700	2,703,382
Ryohin Keikaku Co. Ltd.	64,900	2,477,211
Terumo Corp.(1)	159,000	2,918,732
		19,412,944
Netherlands — 6.4%
Adyen NV(2)	1,760	3,373,002
ASML Holding NV	3,820	2,814,346
DSM-Firmenich AG	20,090	2,236,398
		8,423,746
2

	Shares	Value
Spain — 2.5%
Iberdrola SA(1)	179,740	$3,294,590
Switzerland — 8.1%
Cie Financiere Richemont SA, Class A	9,880	1,864,425
Galderma Group AG	16,936	2,225,109
Lonza Group AG	5,190	3,601,369
On Holding AG, Class A(2)	48,270	2,866,755
		10,557,658
Taiwan — 5.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	214,000	6,825,319
United Kingdom — 13.7%
AstraZeneca PLC	19,930	2,919,425
Barclays PLC	443,190	1,962,647
Experian PLC	65,520	3,263,242
Haleon PLC	451,527	2,520,569
London Stock Exchange Group PLC	23,576	3,587,246
RELX PLC	68,260	3,673,354
		17,926,483
United States — 2.2%
CRH PLC	32,200	2,935,352
TOTAL COMMON STOCKS (Cost $102,600,457)		129,162,164
SHORT-TERM INVESTMENTS — 3.2%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,798	4,798
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,410,635	2,410,635
		2,415,433
Repurchase Agreements — 1.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $213,736), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $209,681)		209,606
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $1,560,636), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $1,530,551)		1,530,000
		1,739,606
TOTAL SHORT-TERM INVESTMENTS (Cost $4,155,039)		4,155,039
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $106,755,496)		133,317,203
OTHER ASSETS AND LIABILITIES — (1.6)%		(2,076,360)
TOTAL NET ASSETS — 100.0%		$131,240,843

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.5%
Information Technology	18.6%
Consumer Discretionary	16.9%
Financials	15.5%
Health Care	12.4%
Materials	6.7%
Communication Services	2.9%
Utilities	2.5%
Consumer Staples	2.4%
Short-Term Investments	3.2%
Other Assets and Liabilities	(1.6)%

3

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,292,595. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $9,773,855, which includes securities collateral of $7,363,220.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $104,344,861) — including $9,292,595 of securities on loan	$130,906,568
Investment made with cash collateral received for securities on loan, at value (cost of $2,410,635)	2,410,635
Total investment securities, at value (cost of $106,755,496)	133,317,203
Foreign currency holdings, at value (cost of $36,061)	36,066
Receivable for capital shares sold	137,747
Dividends and interest receivable	258,638
Securities lending receivable	1,732
133,751,386

Liabilities
Payable for collateral received for securities on loan	2,410,635
Payable for capital shares redeemed	61,482
Accrued management fees	37,843
Distribution and service fees payable	583
2,510,543

Net Assets	$131,240,843

Net Assets Consist of:
Capital (par value and paid-in surplus)	$119,388,253
Distributable earnings (loss)	11,852,590
$131,240,843

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$12,126,121	661,309	$18.34
I Class, $0.01 Par Value	$29,877,162	1,612,306	$18.53
A Class, $0.01 Par Value	$943,785	52,192	$18.08
C Class, $0.01 Par Value	$55,826	3,276	$17.04
R Class, $0.01 Par Value	$854,193	47,994	$17.80
R6 Class, $0.01 Par Value	$5,008,327	268,633	$18.64
G Class, $0.01 Par Value	$82,375,429	4,325,620	$19.04
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $19.18 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $95,418)	$1,026,067
Interest	42,603
Securities lending, net	8,416
1,077,086

Expenses:
Management fees	508,772
Distribution and service fees:
A Class	1,069
C Class	253
R Class	1,655
Directors' fees and expenses	1,784
Other expenses	1,832
515,365
Fees waived - G Class	(290,946)
224,419

Net investment income (loss)	852,667

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,807)
Foreign currency translation transactions	2,806
999

Change in net unrealized appreciation (depreciation) on:
Investments	9,080,796
Translation of assets and liabilities in foreign currencies	11,338
9,092,134

Net realized and unrealized gain (loss)	9,093,133

Net Increase (Decrease) in Net Assets Resulting from Operations	$9,945,800

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$852,667	$687,268
Net realized gain (loss)	999	(347,379)
Change in net unrealized appreciation (depreciation)	9,092,134	10,796,896
Net increase (decrease) in net assets resulting from operations	9,945,800	11,136,785

Distributions to Shareholders
From earnings:
Investor Class	—	(49,886)
I Class	—	(156,977)
A Class	—	(662)
R6 Class	(5,291)	(56,368)
G Class	(663,050)	(528,074)
Decrease in net assets from distributions	(668,341)	(791,967)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	13,381,432	11,242,164

Net increase (decrease) in net assets	22,658,891	21,586,982

Net Assets
Beginning of period	108,581,952	86,994,970
End of period	$131,240,843	$108,581,952

See Notes to Financial Statements.
7

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Focused International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

8

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,410,635	—	—	—	$2,410,635
Gross amount of recognized liabilities for securities lending transactions					$2,410,635
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

9

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 10% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.09%	0.89%	1.09%	1.09%	1.09%	0.74%	0.00%(1)
(1)Annual management fee before waiver was 0.74%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $69,746,616 and $54,773,396, respectively.

10

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	50,000,000		50,000,000
Sold	113,854	$1,964,215	144,362	$2,393,269
Issued in reinvestment of distributions	—	—	3,154	49,306
Redeemed	(219,849)	(3,675,639)	(281,554)	(4,652,641)
	(105,995)	(1,711,424)	(134,038)	(2,210,066)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	221,944	3,841,002	701,832	11,435,612
Issued in reinvestment of distributions	—	—	9,967	156,977
Redeemed	(228,558)	(3,897,144)	(861,617)	(14,089,560)
	(6,614)	(56,142)	(149,818)	(2,496,971)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	11,717	195,369	19,492	318,443
Issued in reinvestment of distributions	—	—	43	662
Redeemed	(9,257)	(153,652)	(9,124)	(147,153)
	2,460	41,717	10,411	171,952
C Class/Shares Authorized	20,000,000		20,000,000
Sold	107	1,688	659	10,335
R Class/Shares Authorized	20,000,000		20,000,000
Sold	14,875	249,239	18,689	302,680
Redeemed	(3,921)	(63,922)	(33,543)	(544,916)
	10,954	185,317	(14,854)	(242,236)
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	35,776	607,606	101,216	1,700,914
Issued in reinvestment of distributions	308	5,291	3,561	56,368
Redeemed	(111,846)	(1,969,589)	(267,514)	(4,560,228)
	(75,762)	(1,356,692)	(162,737)	(2,802,946)
G Class/Shares Authorized	30,000,000		30,000,000
Sold	1,632,974	29,211,491	1,613,677	28,552,733
Issued in reinvestment of distributions	37,845	663,050	32,779	528,074
Redeemed	(760,866)	(13,597,573)	(587,299)	(10,268,711)
	909,953	16,276,968	1,059,157	18,812,096
Net increase (decrease)	735,103	$13,381,432	608,780	$11,242,164

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

11

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$3,031,852	—	—
China	5,191,668	$3,864,513	—
India	2,409,647	—	—
Switzerland	2,866,755	7,690,903	—
United States	2,935,352	—	—
Other Countries	—	101,171,474	—
Short-Term Investments	2,415,433	1,739,606	—
	$18,850,707	$114,466,496	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$107,416,035
Gross tax appreciation of investments	$27,703,360
Gross tax depreciation of investments	(1,802,192)
Net tax appreciation (depreciation) of investments	$25,901,168

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(11,425,314) and accumulated long-term capital losses of $(3,719,844), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
12

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$16.98	0.05	1.31	1.36	—	—	—	$18.34	8.07%	1.10%	1.10%	0.61%	0.61%	45%	$12,126
2024	$15.14	0.02	1.88	1.90	(0.06)	—	(0.06)	$16.98	12.49%	1.09%	1.09%	0.14%	0.14%	82%	$13,025
2023	$15.10	0.08	0.02	0.10	(0.06)	—	(0.06)	$15.14	0.65%	1.09%	1.09%	0.47%	0.47%	61%	$13,645
2022	$20.04	0.12	(4.56)	(4.44)	—	(0.50)	(0.50)	$15.10	(22.71)%	1.10%	1.10%	0.59%	0.59%	51%	$15,028
2021	$18.20	(0.03)	1.87	1.84	—	—	—	$20.04	10.11%	1.10%	1.10%	(0.12)%	(0.12)%	71%	$22,250
2020	$14.34	(0.01)	4.33	4.32	—	(0.46)	(0.46)	$18.20	31.15%	1.18%	1.18%	(0.09)%	(0.09)%	92%	$9,749
I Class
2025(3)	$17.14	0.07	1.32	1.39	—	—	—	$18.53	8.11%	0.90%	0.90%	0.81%	0.81%	45%	$29,877
2024	$15.28	0.06	1.89	1.95	(0.09)	—	(0.09)	$17.14	12.72%	0.89%	0.89%	0.34%	0.34%	82%	$27,746
2023	$15.25	0.11	0.01	0.12	(0.09)	—	(0.09)	$15.28	0.91%	0.89%	0.89%	0.67%	0.67%	61%	$27,034
2022	$20.19	0.11	(4.55)	(4.44)	—	(0.50)	(0.50)	$15.25	(22.59)%	0.90%	0.90%	0.79%	0.79%	51%	$33,731
2021	$18.30	0.01	1.88	1.89	—	—	—	$20.19	10.33%	0.90%	0.90%	0.08%	0.08%	71%	$19,111
2020	$14.39	0.01	4.36	4.37	—	(0.46)	(0.46)	$18.30	31.39%	0.98%	0.98%	0.11%	0.11%	92%	$5,585
A Class
2025(3)	$16.76	0.03	1.29	1.32	—	—	—	$18.08	7.88%	1.35%	1.35%	0.36%	0.36%	45%	$944
2024	$14.95	(0.02)	1.85	1.83	(0.02)	—	(0.02)	$16.76	12.23%	1.34%	1.34%	(0.11)%	(0.11)%	82%	$834
2023	$14.91	(0.01)	0.07	0.06	(0.02)	—	(0.02)	$14.95	0.41%	1.34%	1.34%	0.22%	0.22%	61%	$588
2022	$19.85	0.07	(4.51)	(4.44)	—	(0.50)	(0.50)	$14.91	(22.94)%	1.35%	1.35%	0.34%	0.34%	51%	$98
2021	$18.07	(0.07)	1.85	1.78	—	—	—	$19.85	9.85%	1.35%	1.35%	(0.37)%	(0.37)%	71%	$99
2020	$14.28	(0.04)	4.29	4.25	—	(0.46)	(0.46)	$18.07	30.78%	1.43%	1.43%	(0.34)%	(0.34)%	92%	$85
C Class
2025(3)	$15.86	(0.03)	1.21	1.18	—	—	—	$17.04	7.51%	2.10%	2.10%	(0.39)%	(0.39)%	45%	$56
2024	$14.23	(0.13)	1.76	1.63	—	—	—	$15.86	11.38%	2.09%	2.09%	(0.86)%	(0.86)%	82%	$50
2023	$14.29	(0.08)	0.02	(0.06)	—	—	—	$14.23	(0.35)%	2.09%	2.09%	(0.53)%	(0.53)%	61%	$36
2022	$19.17	(0.04)	(4.34)	(4.38)	—	(0.50)	(0.50)	$14.29	(23.54)%	2.10%	2.10%	(0.41)%	(0.41)%	51%	$48
2021	$17.59	(0.22)	1.80	1.58	—	—	—	$19.17	9.04%	2.10%	2.10%	(1.12)%	(1.12)%	71%	$58
2020	$14.01	(0.14)	4.18	4.04	—	(0.46)	(0.46)	$17.59	29.84%	2.18%	2.18%	(1.09)%	(1.09)%	92%	$49

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$16.52	0.02	1.26	1.28	—	—	—	$17.80	7.75%	1.60%	1.60%	0.11%	0.11%	45%	$854
2024	$14.75	(0.06)	1.83	1.77	—	—	—	$16.52	11.92%	1.59%	1.59%	(0.36)%	(0.36)%	82%	$612
2023	$14.74	—(4)	0.01	0.01	—	—	—	$14.75	0.20%	1.59%	1.59%	(0.03)%	(0.03)%	61%	$766
2022	$19.67	0.03	(4.46)	(4.43)	—	(0.50)	(0.50)	$14.74	(23.15)%	1.60%	1.60%	0.09%	0.09%	51%	$1,104
2021	$17.95	(0.12)	1.84	1.72	—	—	—	$19.67	9.58%	1.60%	1.60%	(0.62)%	(0.62)%	71%	$1,148
2020	$14.22	(0.08)	4.27	4.19	—	(0.46)	(0.46)	$17.95	30.47%	1.68%	1.68%	(0.59)%	(0.59)%	92%	$683
R6 Class
2025(3)	$17.25	0.08	1.33	1.41	(0.02)	—	(0.02)	$18.64	8.15%	0.75%	0.75%	0.96%	0.96%	45%	$5,008
2024	$15.38	0.09	1.89	1.98	(0.11)	—	(0.11)	$17.25	12.94%	0.74%	0.74%	0.49%	0.49%	82%	$5,939
2023	$15.34	0.13	0.02	0.15	(0.11)	—	(0.11)	$15.38	0.99%	0.74%	0.74%	0.82%	0.82%	61%	$7,799
2022	$20.30	0.05	(4.49)	(4.44)	(0.02)	(0.50)	(0.52)	$15.34	(22.44)%	0.75%	0.75%	0.94%	0.94%	51%	$5,927
2021	$18.37	0.02	1.91	1.93	—	—	—	$20.30	10.51%	0.75%	0.75%	0.23%	0.23%	71%	$674
2020	$14.42	0.05	4.36	4.41	—	(0.46)	(0.46)	$18.37	31.61%	0.83%	0.83%	0.26%	0.26%	92%	$190
G Class
2025(3)	$17.68	0.15	1.35	1.50	(0.14)	—	(0.14)	$19.04	8.56%	0.01%	0.75%	1.70%	0.96%	45%	$82,375
2024	$15.76	0.21	1.94	2.15	(0.23)	—	(0.23)	$17.68	13.75%	0.00%	0.74%	1.23%	0.49%	82%	$60,376
2023	$15.71	0.24	0.03	0.27	(0.22)	—	(0.22)	$15.76	1.81%	0.00%	0.74%	1.56%	0.82%	61%	$37,128
2022	$20.74	0.27	(4.67)	(4.40)	(0.13)	(0.50)	(0.63)	$15.71	(21.92)%	0.01%	0.75%	1.68%	0.94%	51%	$26,828
2021	$18.65	0.21	1.89	2.10	(0.01)	—	(0.01)	$20.74	11.28%	0.01%	0.75%	0.97%	0.23%	71%	$16,684
2020	$14.51	0.17	4.43	4.60	—	(0.46)	(0.46)	$18.65	32.75%	0.00%	0.83%	1.09%	0.26%	92%	$4,356

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92637 2507

Semiannual Financial Statements and Other Information

May 31, 2025

Global Small Cap Fund
Investor Class (AGCVX)
I Class (AGCSX)
A Class (AGCLX)
C Class (AGCHX)
R Class (AGCWX)
R6 Class (AGCTX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 100.9%
Australia — 3.2%
CAR Group Ltd.	27,742	$635,770
JB Hi-Fi Ltd.	11,276	783,361
Ventia Services Group Pty. Ltd.	282,216	860,259
Zip Co. Ltd.(1)(2)	362,418	462,989
		2,742,379
Belgium — 1.0%
D'ieteren Group	4,285	879,918
Brazil — 0.9%
Direcional Engenharia SA	108,000	761,920
Canada — 11.2%
Aritzia, Inc.(1)	24,366	1,182,479
AtkinsRealis Group, Inc.	21,937	1,438,649
Boardwalk Real Estate Investment Trust	15,983	816,067
Brookfield Infrastructure Corp., Class A	4,485	177,471
Capstone Copper Corp.(1)	86,527	469,094
Chartwell Retirement Residences	51,627	700,097
Docebo, Inc.(1)	8,139	222,401
Element Fleet Management Corp.	36,281	864,494
Finning International, Inc.	6,049	223,298
FirstService Corp. (Toronto)	3,562	624,359
Lundin Gold, Inc.	28,835	1,393,266
MDA Space Ltd.(1)	47,204	976,516
Torex Gold Resources, Inc.(1)	13,302	427,068
		9,515,259
China — 2.0%
Bosideng International Holdings Ltd.	1,010,000	564,109
GDS Holdings Ltd., ADR(1)(2)	19,189	454,587
Tongcheng Travel Holdings Ltd.	246,400	692,376
		1,711,072
France — 4.0%
Gaztransport Et Technigaz SA	4,927	915,576
SPIE SA	18,340	932,275
Technip Energies NV	25,813	977,052
VusionGroup(2)	2,332	602,710
		3,427,613
Germany — 4.6%
Auto1 Group SE(1)	45,135	1,210,246
CTS Eventim AG & Co. KGaA	5,465	662,885
Hypoport SE(1)	2,029	451,761
Redcare Pharmacy NV(1)	4,416	573,754
RENK Group AG	11,565	1,030,922
		3,929,568
India — 3.4%
Amber Enterprises India Ltd.(1)	5,698	432,675
Kalyan Jewellers India Ltd.	79,681	522,600
Max Healthcare Institute Ltd.	52,020	684,362
Nippon Life India Asset Management Ltd.	67,904	588,779
Oberoi Realty Ltd.	10,930	223,413
2

	Shares	Value
Prestige Estates Projects Ltd.	27,441	$471,171
		2,923,000
Israel — 1.5%
CyberArk Software Ltd.(1)	2,112	808,432
Nova Ltd.(1)	1,978	422,540
		1,230,972
Italy — 2.1%
BPER Banca SpA(2)	147,826	1,313,089
Hera SpA	86,820	431,477
		1,744,566
Japan — 8.2%
Asics Corp.	52,600	1,267,717
CyberAgent, Inc.	71,800	726,679
Japan Metropolitan Fund Invest	766	524,378
Keio Corp.	12,500	303,384
Maruwa Co. Ltd.	2,300	557,108
Mebuki Financial Group, Inc.	170,600	840,551
Ryohin Keikaku Co. Ltd.	35,400	1,351,206
Sanrio Co. Ltd.	9,000	395,789
SWCC Corp.	12,200	588,821
Tsuruha Holdings, Inc.(2)	5,100	400,258
		6,955,891
Mexico — 1.5%
Genomma Lab Internacional SAB de CV, Class B	372,147	430,168
Gentera SAB de CV	248,332	487,292
Gruma SAB de CV, B Shares	16,258	305,906
		1,223,366
Netherlands — 0.8%
SBM Offshore NV(2)	28,528	654,553
Norway — 0.8%
Subsea 7 SA	41,198	701,527
Spain — 0.5%
Acerinox SA	35,246	416,337
Switzerland — 1.8%
Aryzta AG(1)	5,998	619,805
PSP Swiss Property AG	1,930	339,699
Sulzer AG	3,054	576,161
		1,535,665
United Kingdom — 4.2%
Beazley PLC	49,829	634,976
Intermediate Capital Group PLC	16,041	434,232
Marex Group PLC	23,845	1,029,150
Tritax Big Box REIT PLC	443,970	879,692
Weir Group PLC	18,740	613,431
		3,591,481
United States — 49.2%
ADMA Biologics, Inc.(1)	56,681	1,124,551
Adtalem Global Education, Inc.(1)	5,551	732,899
ATI, Inc.(1)	14,208	1,131,525
Bancorp, Inc.(1)	16,350	835,485
BJ's Wholesale Club Holdings, Inc.(1)	7,471	845,792
Bowhead Specialty Holdings, Inc.(1)	28,860	1,076,478
Cargurus, Inc.(1)	14,754	462,390
Carpenter Technology Corp.	4,225	992,875
3

	Shares	Value
Chefs' Warehouse, Inc.(1)	13,146	$838,452
Clean Harbors, Inc.(1)	2,003	454,260
Coastal Financial Corp.(1)	4,559	400,690
Commerce Bancshares, Inc.	3,101	195,394
Construction Partners, Inc., Class A(1)	8,176	855,945
Credo Technology Group Holding Ltd.(1)	9,154	558,028
Dave, Inc.(1)	3,216	645,837
Duolingo, Inc.(1)	1,226	637,042
Elastic NV(1)	4,748	383,971
Element Solutions, Inc.	21,130	451,759
elf Beauty, Inc.(1)	8,579	965,052
Encompass Health Corp.	7,645	924,280
ExlService Holdings, Inc.(1)	12,113	557,077
Extreme Networks, Inc.(1)	40,703	637,816
Freshpet, Inc.(1)	5,160	413,626
Globus Medical, Inc., Class A(1)	7,271	430,298
Goosehead Insurance, Inc., Class A	4,877	527,984
Graphic Packaging Holding Co.	9,215	204,757
Guidewire Software, Inc.(1)	2,566	551,741
H2O America	7,438	390,346
Hamilton Lane, Inc., Class A	2,529	376,821
Hayward Holdings, Inc.(1)	28,076	391,660
HCI Group, Inc.	1,276	215,351
HealthEquity, Inc.(1)	9,113	916,859
Hexcel Corp.	4,114	217,589
Hinge Health, Inc., Class A(1)	4,978	193,346
Huron Consulting Group, Inc.(1)	7,460	1,065,512
Ichor Holdings Ltd.(1)	4,619	72,888
Integer Holdings Corp.(1)	3,521	418,154
Klaviyo, Inc., Class A(1)	14,250	484,500
Knife River Corp.(1)	6,426	604,687
Korn Ferry	4,881	331,957
Lattice Semiconductor Corp.(1)	7,862	353,318
Life Time Group Holdings, Inc.(1)	18,761	536,565
Littelfuse, Inc.	2,325	476,764
MACOM Technology Solutions Holdings, Inc.(1)	4,836	588,106
Magnite, Inc.(1)	39,256	642,228
Mirion Technologies, Inc.(1)	41,960	801,436
Modine Manufacturing Co.(1)	3,025	274,670
Mueller Water Products, Inc., Class A	41,795	1,025,231
Natera, Inc.(1)	2,590	408,521
National Storage Affiliates Trust	10,322	355,077
National Vision Holdings, Inc.(1)	22,305	441,862
Ollie's Bargain Outlet Holdings, Inc.(1)	6,789	756,634
Onestream, Inc.(1)	16,766	470,454
Palomar Holdings, Inc.(1)	3,967	680,221
Patrick Industries, Inc.	4,885	419,426
Paylocity Holding Corp.(1)	2,938	560,864
Planet Fitness, Inc., Class A(1)	6,010	618,008
Power Integrations, Inc.	8,035	399,581
Q2 Holdings, Inc.(1)	2,628	230,003
RadNet, Inc.(1)	8,061	463,427
RH(1)	1,103	199,764
Sensient Technologies Corp.	1,074	101,525
4

	Shares	Value
Shift4 Payments, Inc., Class A(1)(2)	4,906	$465,040
Silicon Laboratories, Inc.(1)	3,269	394,013
Skyward Specialty Insurance Group, Inc.(1)	6,852	434,074
Sterling Infrastructure, Inc.(1)	3,578	672,700
StoneX Group, Inc.(1)	9,733	823,947
Terreno Realty Corp.	8,349	471,051
Titan America SA(1)	31,822	455,055
Toll Brothers, Inc.	1,589	165,653
Triumph Financial, Inc.(1)	7,979	460,947
TWFG, Inc.(1)	8,831	309,173
UFP Technologies, Inc.(1)	2,080	487,136
Verra Mobility Corp.(1)	17,262	408,246
Vital Farms, Inc.(1)	13,587	432,610
Warby Parker, Inc., Class A(1)	24,981	528,848
Wintrust Financial Corp.	8,461	1,010,328
		41,838,180
TOTAL COMMON STOCKS (Cost $64,336,187)		85,783,267
EXCHANGE-TRADED FUNDS — 0.0%
Schwab International Small-Cap Equity ETF	277	11,138
Schwab U.S. Small-Cap ETF	331	7,997
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,667)		19,135
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,569	1,569
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,439,572	1,439,572
		1,441,141
Repurchase Agreements — 0.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $56,201), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $55,135)		55,115
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $410,188), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $402,145)		402,000
		457,115
TOTAL SHORT-TERM INVESTMENTS (Cost $1,898,256)		1,898,256
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $66,249,110)		87,700,658
OTHER ASSETS AND LIABILITIES — (3.1)%		(2,627,622)
TOTAL NET ASSETS — 100.0%		$85,073,036

5

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	18.9%
Consumer Discretionary	18.1%
Financials	17.3%
Information Technology	11.1%
Health Care	8.4%
Materials	6.5%
Consumer Staples	6.4%
Real Estate	5.5%
Energy	3.8%
Communication Services	3.7%
Utilities	1.2%
Exchange-Traded Funds	0.0%
Short-Term Investments	2.2%
Other Assets and Liabilities	(3.1)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,632,858. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,741,610, which includes securities collateral of $1,302,038.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $64,809,538) — including $2,632,858 of securities on loan	$86,261,086
Investment made with cash collateral received for securities on loan, at value (cost of $1,439,572)	1,439,572
Total investment securities, at value (cost of $66,249,110)	87,700,658
Foreign currency holdings, at value (cost of $5,912)	5,904
Receivable for investments sold	209,207
Receivable for capital shares sold	28,488
Dividends and interest receivable	86,109
Securities lending receivable	1,807
Other assets	1,375
88,033,548

Liabilities
Payable for collateral received for securities on loan	1,439,572
Payable for investments purchased	511,506
Payable for capital shares redeemed	843,485
Accrued management fees	68,124
Distribution and service fees payable	1,814
Accrued foreign taxes	96,011
2,960,512

Net Assets	$85,073,036

Net Assets Consist of:
Capital (par value and paid-in surplus)	$76,990,210
Distributable earnings (loss)	8,082,826
$85,073,036

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$36,440,243	1,917,917	$19.00
I Class, $0.01 Par Value	$19,736,805	1,023,441	$19.28
A Class, $0.01 Par Value	$4,816,303	258,215	$18.65
C Class, $0.01 Par Value	$261,396	15,102	$17.31
R Class, $0.01 Par Value	$1,539,460	84,446	$18.23
R6 Class, $0.01 Par Value	$22,278,829	1,142,905	$19.49
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $19.79 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $63,379)	$596,121
Securities lending, net	14,580
Interest	12,573
623,274

Expenses:
Management fees	386,077
Distribution and service fees:
A Class	5,662
C Class	1,113
R Class	3,991
Directors' fees and expenses	1,140
Other expenses	2,521
400,504

Net investment income (loss)	222,770

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $19,725)	257,261
Foreign currency translation transactions	(9,423)
247,838

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $148,739)	(2,842,082)
Translation of assets and liabilities in foreign currencies	5,016
(2,837,066)

Net realized and unrealized gain (loss)	(2,589,228)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,366,458)

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$222,770	$135,868
Net realized gain (loss)	247,838	7,854,545
Change in net unrealized appreciation (depreciation)	(2,837,066)	12,833,112
Net increase (decrease) in net assets resulting from operations	(2,366,458)	20,823,525

Distributions to Shareholders
From earnings:
Investor Class	(627,555)	(179,269)
I Class	(373,437)	(155,028)
A Class	(69,609)	(11,127)
C Class	(878)	—
R Class	(22,043)	—
R6 Class	(277,569)	(185,410)
Decrease in net assets from distributions	(1,371,091)	(530,834)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,210,015	(14,796,000)

Net increase (decrease) in net assets	1,472,466	5,496,691

Net Assets
Beginning of period	83,600,570	78,103,879
End of period	$85,073,036	$83,600,570

See Notes to Financial Statements.
9

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Small Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The
10

fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,439,572	—	—	—	$1,439,572
Gross amount of recognized liabilities for securities lending transactions					$1,439,572
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $61,411,779 and $56,586,008, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	40,000,000		40,000,000
Sold	204,642	$3,668,983	306,590	$5,507,307
Issued in reinvestment of distributions	32,528	621,283	10,007	176,821
Redeemed	(274,624)	(4,954,039)	(562,205)	(9,932,679)
	(37,454)	(663,773)	(245,608)	(4,248,551)
I Class/Shares Authorized	25,000,000		25,000,000
Sold	115,865	2,184,806	393,138	7,081,405
Issued in reinvestment of distributions	19,279	373,437	8,651	155,028
Redeemed	(205,572)	(3,805,785)	(533,253)	(9,779,529)
	(70,428)	(1,247,542)	(131,464)	(2,543,096)
A Class/Shares Authorized	20,000,000		20,000,000
Sold	23,697	429,265	41,109	713,946
Issued in reinvestment of distributions	3,709	69,609	641	11,127
Redeemed	(18,630)	(336,945)	(36,932)	(642,522)
	8,776	161,929	4,818	82,551
C Class/Shares Authorized	20,000,000		20,000,000
Sold	9,720	164,807	465	7,376
Issued in reinvestment of distributions	50	878	—	—
Redeemed	(7)	(128)	(22,766)	(368,495)
	9,763	165,557	(22,301)	(361,119)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	13,104	226,285	45,971	797,548
Issued in reinvestment of distributions	1,200	22,043	—	—
Redeemed	(21,661)	(361,740)	(35,394)	(622,463)
	(7,357)	(113,412)	10,577	175,085
R6 Class/Shares Authorized	20,000,000		20,000,000
Sold	660,784	11,768,935	377,694	6,889,028
Issued in reinvestment of distributions	14,183	277,569	10,244	185,410
Redeemed	(279,358)	(5,139,248)	(772,715)	(14,975,308)
	395,609	6,907,256	(384,777)	(7,900,870)
Net increase (decrease)	298,909	$5,210,015	(768,755)	$(14,796,000)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$2,742,379	—
Belgium	—	879,918	—
Brazil	—	761,920	—
Canada	$177,471	9,337,788	—
China	454,587	1,256,485	—
France	—	3,427,613	—
Germany	—	3,929,568	—
India	—	2,923,000	—
Italy	—	1,744,566	—
Japan	—	6,955,891	—
Mexico	—	1,223,366	—
Netherlands	—	654,553	—
Norway	—	701,527	—
Spain	—	416,337	—
Switzerland	—	1,535,665	—
United Kingdom	1,029,150	2,562,331	—
Other Countries	43,069,152	—	—
Exchange-Traded Funds	19,135	—	—
Short-Term Investments	1,441,141	457,115	—
	$46,190,636	$41,510,022	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$68,904,251
Gross tax appreciation of investments	$20,032,789
Gross tax depreciation of investments	(1,236,382)
Net tax appreciation (depreciation) of investments	$18,796,407

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(11,767,570), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$20.04	0.04	(0.76)	(0.72)	(0.32)	—	(0.32)	$19.00	(3.61)%	1.11%	0.46%	71%	$36,440
2024	$15.78	0.01	4.34	4.35	(0.09)	—	(0.09)	$20.04	27.64%	1.11%	0.04%	109%	$39,193
2023	$16.17	0.01	(0.36)	(0.35)	(0.04)	—	(0.04)	$15.78	(2.18)%	1.11%	0.03%	130%	$34,727
2022	$24.94	0.03	(5.23)	(5.20)	(0.04)	(3.53)	(3.57)	$16.17	(24.11)%	1.11%	0.17%	115%	$39,261
2021	$21.11	(0.10)	5.29	5.19	—	(1.36)	(1.36)	$24.94	25.57%	1.11%	(0.40)%	136%	$41,838
2020	$15.81	(0.11)	6.19	6.08	—	(0.78)	(0.78)	$21.11	40.28%	1.39%	(0.63)%	204%	$21,562
I Class
2025(3)	$20.35	0.06	(0.78)	(0.72)	(0.35)	—	(0.35)	$19.28	(3.50)%	0.91%	0.66%	71%	$19,737
2024	$16.02	0.04	4.41	4.45	(0.12)	—	(0.12)	$20.35	27.91%	0.91%	0.24%	109%	$22,262
2023	$16.41	0.04	(0.36)	(0.32)	(0.07)	—	(0.07)	$16.02	(1.96)%	0.91%	0.23%	130%	$19,628
2022	$25.27	0.06	(5.30)	(5.24)	(0.09)	(3.53)	(3.62)	$16.41	(23.98)%	0.91%	0.37%	115%	$25,641
2021	$21.33	(0.04)	5.34	5.30	—	(1.36)	(1.36)	$25.27	25.84%	0.91%	(0.20)%	136%	$11,067
2020	$15.94	(0.08)	6.25	6.17	—	(0.78)	(0.78)	$21.33	40.62%	1.19%	(0.43)%	204%	$587
A Class
2025(3)	$19.67	0.02	(0.76)	(0.74)	(0.28)	—	(0.28)	$18.65	(3.77)%	1.36%	0.21%	71%	$4,816
2024	$15.48	(0.04)	4.28	4.24	(0.05)	—	(0.05)	$19.67	27.40%	1.36%	(0.21)%	109%	$4,906
2023	$15.87	(0.04)	(0.35)	(0.39)	—	—	—	$15.48	(2.46)%	1.36%	(0.22)%	130%	$3,787
2022	$24.55	(0.01)	(5.14)	(5.15)	—	(3.53)	(3.53)	$15.87	(24.28)%	1.36%	(0.08)%	115%	$379
2021	$20.85	(0.16)	5.22	5.06	—	(1.36)	(1.36)	$24.55	25.25%	1.36%	(0.65)%	136%	$317
2020	$15.66	(0.15)	6.12	5.97	—	(0.78)	(0.78)	$20.85	39.95%	1.64%	(0.88)%	204%	$63
C Class
2025(3)	$18.22	(0.05)	(0.70)	(0.75)	(0.16)	—	(0.16)	$17.31	(4.10)%	2.11%	(0.54)%	71%	$261
2024	$14.41	(0.16)	3.97	3.81	—	—	—	$18.22	26.44%	2.11%	(0.96)%	109%	$97
2023	$14.88	(0.14)	(0.33)	(0.47)	—	—	—	$14.41	(3.16)%	2.11%	(0.97)%	130%	$398
2022	$23.41	(0.13)	(4.87)	(5.00)	—	(3.53)	(3.53)	$14.88	(24.91)%	2.11%	(0.83)%	115%	$392
2021	$20.08	(0.33)	5.02	4.69	—	(1.36)	(1.36)	$23.41	24.32%	2.11%	(1.40)%	136%	$178
2020	$15.22	(0.26)	5.90	5.64	—	(0.78)	(0.78)	$20.08	38.88%	2.39%	(1.63)%	204%	$45

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$19.21	(0.01)	(0.73)	(0.74)	(0.24)	—	(0.24)	$18.23	(3.86)%	1.61%	(0.04)%	71%	$1,539
2024	$15.12	(0.08)	4.17	4.09	—	—	—	$19.21	27.05%	1.61%	(0.46)%	109%	$1,764
2023	$15.54	(0.07)	(0.35)	(0.42)	—	—	—	$15.12	(2.70)%	1.61%	(0.47)%	130%	$1,228
2022	$24.17	(0.06)	(5.04)	(5.10)	—	(3.53)	(3.53)	$15.54	(24.49)%	1.61%	(0.33)%	115%	$1,792
2021	$20.59	(0.21)	5.15	4.94	—	(1.36)	(1.36)	$24.17	24.97%	1.61%	(0.90)%	136%	$1,937
2020	$15.52	(0.18)	6.03	5.85	—	(0.78)	(0.78)	$20.59	39.52%	1.89%	(1.13)%	204%	$839
R6 Class
2025(3)	$20.58	0.08	(0.80)	(0.72)	(0.37)	—	(0.37)	$19.49	(3.50)%	0.76%	0.81%	71%	$22,279
2024	$16.20	0.07	4.46	4.53	(0.15)	—	(0.15)	$20.58	28.10%	0.76%	0.39%	109%	$15,378
2023	$16.59	0.06	(0.36)	(0.30)	(0.09)	—	(0.09)	$16.20	(1.80)%	0.76%	0.38%	130%	$18,335
2022	$25.51	0.09	(5.35)	(5.26)	(0.13)	(3.53)	(3.66)	$16.59	(23.87)%	0.76%	0.52%	115%	$14,092
2021	$21.49	(0.01)	5.39	5.38	—	(1.36)	(1.36)	$25.51	26.03%	0.76%	(0.05)%	136%	$15,878
2020	$16.03	(0.03)	6.27	6.24	—	(0.78)	(0.78)	$21.49	40.75%	1.04%	(0.28)%	204%	$24,743

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92638 2507

Semiannual Financial Statements and Other Information

May 31, 2025

International Growth Fund
Investor Class (TWIEX)
I Class (TGRIX)
Y Class (ATYGX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)
R5 Class (ATGGX)
R6 Class (ATGDX)
G Class (ACAEX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 1.5%
CSL Ltd.	159,720	$25,486,522
Xero Ltd.(1)	118,890	14,122,758
		39,609,280
Austria — 0.6%
Erste Group Bank AG	209,140	16,841,940
Belgium — 0.5%
UCB SA(2)	70,170	12,765,298
Canada — 3.5%
Canadian Pacific Kansas City Ltd.	202,300	16,523,341
Capstone Copper Corp.(1)	1,182,090	6,408,532
GFL Environmental, Inc.	512,260	25,833,272
Intact Financial Corp.	107,500	24,388,913
Shopify, Inc., Class A(1)	211,110	22,557,781
		95,711,839
China — 0.5%
Trip.com Group Ltd., ADR	229,070	14,351,235
Denmark — 2.4%
Novo Nordisk AS, Class B	605,036	42,986,479
Pandora AS	118,780	21,712,192
		64,698,671
France — 14.8%
Accor SA	306,960	16,307,877
Air Liquide SA	285,045	59,063,840
Airbus SE	238,180	43,807,123
BNP Paribas SA	152,680	13,370,864
Bureau Veritas SA	901,010	30,789,588
Cie de Saint-Gobain SA	216,380	24,360,899
EssilorLuxottica SA	115,580	32,114,279
Hermes International SCA	11,120	30,663,539
L'Oreal SA	54,860	23,220,335
LVMH Moet Hennessy Louis Vuitton SE	29,231	15,855,090
Safran SA	77,990	23,066,077
Schneider Electric SE	159,237	40,177,338
Societe Generale SA	926,170	50,288,860
		403,085,709
Germany — 14.3%
adidas AG	65,550	16,349,038
Commerzbank AG	954,310	29,067,340
Deutsche Boerse AG	75,450	24,306,113
Infineon Technologies AG	987,001	38,374,326
Rheinmetall AG	16,380	35,106,704
SAP SE	358,730	108,523,006
Siemens AG	123,550	29,716,642
Siemens Energy AG(1)	513,260	50,158,593
Symrise AG	312,550	37,371,105
Zalando SE(1)	510,550	18,241,774
		387,214,641
2

	Shares	Value
Hong Kong — 1.7%
AIA Group Ltd.	2,711,400	$22,570,027
Hong Kong Exchanges & Clearing Ltd.	336,600	16,838,187
Techtronic Industries Co. Ltd.	676,000	7,529,505
		46,937,719
India — 0.5%
MakeMyTrip Ltd.(1)	131,200	13,333,856
Indonesia — 0.6%
Bank Central Asia Tbk. PT	28,746,500	16,583,633
Ireland — 1.3%
Kerry Group PLC, A Shares	333,920	36,502,304
Israel — 0.2%
Global-e Online Ltd.(1)	207,660	6,618,124
Italy — 2.4%
Ferrari NV	103,790	49,677,591
Saipem SpA(2)	5,960,740	14,782,460
		64,460,051
Japan — 18.5%
Asics Corp.	634,800	15,299,373
BayCurrent, Inc.	416,700	22,146,270
Fast Retailing Co. Ltd.	65,700	21,883,968
Hitachi Ltd.	1,328,700	37,017,990
Hoya Corp.	206,500	24,381,039
Keyence Corp.	136,600	57,176,679
Kobe Bussan Co. Ltd.(2)	736,200	23,263,369
Mitsubishi Heavy Industries Ltd.	2,045,500	47,100,470
MonotaRO Co. Ltd.(2)	1,339,300	27,627,986
NEC Corp.	1,417,200	36,993,646
Panasonic Holdings Corp.	641,100	7,347,941
Rakuten Bank Ltd.(1)	479,000	25,046,809
Recruit Holdings Co. Ltd.	224,500	13,371,261
Ryohin Keikaku Co. Ltd.	747,900	28,547,085
Sony Group Corp.	1,567,200	41,947,563
Sumitomo Mitsui Financial Group, Inc.	1,647,800	42,333,508
Terumo Corp.(2)	1,646,800	30,229,985
		501,714,942
Netherlands — 5.5%
Adyen NV(1)	21,140	40,514,357
ASML Holding NV	91,500	67,411,682
DSM-Firmenich AG	217,999	24,267,424
Heineken NV	187,440	16,721,994
		148,915,457
Spain — 2.4%
Cellnex Telecom SA(1)	612,920	23,499,531
Iberdrola SA(2)	2,197,852	40,286,089
		63,785,620
Sweden — 2.2%
Atlas Copco AB, A Shares	956,710	15,367,472
Hexagon AB, B Shares	1,989,510	20,057,180
Spotify Technology SA(1)	34,820	23,160,175
		58,584,827
Switzerland — 7.8%
Alcon AG	186,210	16,035,827
Cie Financiere Richemont SA, Class A	164,330	31,010,225
3

	Shares	Value
Galderma Group AG	268,887	$35,327,288
Lonza Group AG	62,660	43,480,105
On Holding AG, Class A(1)	562,140	33,385,495
Partners Group Holding AG	8,010	10,752,372
UBS Group AG	484,150	15,444,643
Zurich Insurance Group AG	39,030	27,377,108
		212,813,063
Taiwan — 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	718,000	22,899,900
United Kingdom — 15.4%
AstraZeneca PLC	507,930	74,403,594
BAE Systems PLC	1,287,990	33,023,879
Barclays PLC	3,744,490	16,582,303
BP PLC	2,090,730	10,165,327
Compass Group PLC	958,110	33,689,850
Experian PLC	571,740	28,475,670
Haleon PLC	7,119,661	39,744,238
Kingfisher PLC	3,480,610	13,029,348
Lloyds Banking Group PLC	15,643,150	16,294,022
London Stock Exchange Group PLC	385,245	58,617,609
Marex Group PLC	316,471	13,658,888
National Grid PLC(2)	1,245,170	17,632,527
RELX PLC	866,900	46,651,491
Unilever PLC	249,500	15,878,510
		417,847,256
United States — 1.6%
Birkenstock Holding PLC(1)	259,840	13,974,195
CRH PLC	326,710	29,782,884
		43,757,079
TOTAL COMMON STOCKS (Cost $1,833,780,033)		2,689,032,444
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $29,183,129)	29,183,129	29,183,129
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,862,963,162)		2,718,215,573
OTHER ASSETS AND LIABILITIES — (0.1)%		(1,461,062)
TOTAL NET ASSETS — 100.0%		$2,716,754,511

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	22.0%
Financials	17.7%
Consumer Discretionary	16.3%
Information Technology	14.3%
Health Care	13.9%
Materials	5.8%
Consumer Staples	4.3%
Utilities	2.1%
Communication Services	1.7%
Energy	0.9%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.1)%
4

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $51,496,648. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $53,794,943, which includes securities collateral of $24,611,814.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,833,780,033) — including $51,496,648 of securities on loan	$2,689,032,444
Investment made with cash collateral received for securities on loan, at value (cost of $29,183,129)	29,183,129
Total investment securities, at value (cost of $1,862,963,162)	2,718,215,573
Receivable for investments sold	37,108,817
Receivable for capital shares sold	122,851
Dividends and interest receivable	14,397,196
Securities lending receivable	23,466
Other assets	65,814
2,769,933,717

Liabilities
Disbursements in excess of demand deposit cash	9,810,878
Payable for collateral received for securities on loan	29,183,129
Payable for investments purchased	24,029
Payable for capital shares redeemed	9,113,869
Accrued management fees	1,275,134
Distribution and service fees payable	15,103
Accrued IRS compliance fees	3,651,031
Accrued other expenses	106,033
53,179,206

Net Assets	$2,716,754,511

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,910,180,706
Distributable earnings (loss)	806,573,805
$2,716,754,511

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$874,844,751	63,200,915	$13.84
I Class, $0.01 Par Value	$325,054,606	23,660,204	$13.74
Y Class, $0.01 Par Value	$61,221,232	4,447,533	$13.77
A Class, $0.01 Par Value	$56,438,650	4,060,328	$13.90
C Class, $0.01 Par Value	$203,365	15,833	$12.84
R Class, $0.01 Par Value	$7,813,210	559,185	$13.97
R5 Class, $0.01 Par Value	$8,825	642	$13.75
R6 Class, $0.01 Par Value	$24,103,311	1,752,993	$13.75
G Class, $0.01 Par Value	$1,367,066,561	98,083,346	$13.94
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $14.75 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,053,544)	$28,622,039
Interest	444,551
Securities lending, net	52,436
29,119,026

Expenses:
Management fees	13,153,431
Distribution and service fees:
A Class	66,871
C Class	1,213
R Class	18,031
Directors' fees and expenses	38,808
Other expenses	380,995
13,659,349
Fees waived - G Class	(5,902,056)
7,757,293

Net investment income (loss)	21,361,733

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	110,663,170
Foreign currency translation transactions	574,561
111,237,731

Change in net unrealized appreciation (depreciation) on:
Investments	106,888,876
Translation of assets and liabilities in foreign currencies	708,358
107,597,234

Net realized and unrealized gain (loss)	218,834,965

Net Increase (Decrease) in Net Assets Resulting from Operations	$240,196,698

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$21,361,733	$29,241,999
Net realized gain (loss)	111,237,731	69,331,840
Change in net unrealized appreciation (depreciation)	107,597,234	226,933,215
Net increase (decrease) in net assets resulting from operations	240,196,698	325,507,054

Distributions to Shareholders
From earnings:
Investor Class	(4,208,688)	(4,397,930)
I Class	(2,035,519)	(2,048,613)
Y Class	(422,599)	(466,755)
A Class	(158,972)	(161,260)
R Class	(7,023)	—
R5 Class	(53)	(55)
R6 Class	(212,431)	(199,461)
G Class	(21,586,078)	(26,731,358)
Decrease in net assets from distributions	(28,631,363)	(34,005,432)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(322,597,383)	(228,792,849)

Net increase (decrease) in net assets	(111,032,048)	62,708,773

Net Assets
Beginning of period	2,827,786,559	2,765,077,786
End of period	$2,716,754,511	$2,827,786,559

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
9

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$29,183,129	—	—	—	$29,183,129
Gross amount of recognized liabilities for securities lending transactions					$29,183,129
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 33% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee for each class for the period ended May 31, 2025 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.050% to 1.400%	1.20%
I Class	0.850% to 1.200%	1.00%
Y Class	0.700% to 1.050%	0.85%
A Class	1.050% to 1.400%	1.20%
C Class	1.050% to 1.400%	1.20%
R Class	1.050% to 1.400%	1.20%
R5 Class	0.850% to 1.200%	1.00%
R6 Class	0.700% to 1.050%	0.85%
G Class	0.700% to 1.050%	0.00%(1)
(1)Effective annual management fee before waiver was 0.85%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $839,359,790 and $1,133,725,485, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	1,250,000,000		1,250,000,000
Sold	2,071,095	$26,765,289	993,273	$12,400,565
Issued in reinvestment of distributions	319,284	4,054,911	330,978	4,233,210
Redeemed	(5,061,691)	(64,865,009)	(9,907,077)	(124,406,068)
	(2,671,312)	(34,044,809)	(8,582,826)	(107,772,293)
I Class/Shares Authorized	300,000,000		300,000,000
Sold	1,516,116	18,868,529	2,227,113	27,787,944
Issued in reinvestment of distributions	160,744	2,023,762	160,661	2,038,788
Redeemed	(2,214,297)	(29,231,459)	(1,891,670)	(23,741,631)
	(537,437)	(8,339,168)	496,104	6,085,101
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	2,295,246	28,316,665	2,196,873	28,462,476
Issued in reinvestment of distributions	33,489	422,291	36,752	466,755
Redeemed	(2,180,195)	(28,095,007)	(2,246,298)	(28,158,363)
	148,540	643,949	(12,673)	770,868
A Class/Shares Authorized	80,000,000		80,000,000
Sold	242,871	3,065,727	269,029	3,373,466
Issued in reinvestment of distributions	12,310	157,203	12,422	159,746
Redeemed	(408,862)	(5,231,738)	(1,676,176)	(21,177,794)
	(153,681)	(2,008,808)	(1,394,725)	(17,644,582)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	320	3,847	1,019	11,877
Redeemed	(11,141)	(131,962)	(11,159)	(133,066)
	(10,821)	(128,115)	(10,140)	(121,189)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	50,252	646,150	86,450	1,087,938
Issued in reinvestment of distributions	547	7,023	—	—
Redeemed	(48,074)	(620,269)	(130,294)	(1,634,442)
	2,725	32,904	(43,844)	(546,504)
R5 Class/Shares Authorized	20,000,000		20,000,000
Issued in reinvestment of distributions	5	53	4	55
R6 Class/Shares Authorized	45,000,000		45,000,000
Sold	250,937	3,190,913	818,397	10,238,232
Issued in reinvestment of distributions	16,716	210,617	15,560	197,451
Redeemed	(665,750)	(8,734,666)	(660,849)	(8,252,709)
	(398,097)	(5,333,136)	173,108	2,182,974
G Class/Shares Authorized	1,500,000,000		1,500,000,000
Sold	1,466,955	18,292,189	14,228,789	179,231,906
Issued in reinvestment of distributions	1,697,004	21,585,885	2,085,129	26,731,354
Redeemed	(24,222,477)	(313,298,327)	(24,977,429)	(317,710,539)
	(21,058,518)	(273,420,253)	(8,663,511)	(111,747,279)
Net increase (decrease)	(24,678,596)	$(322,597,383)	(18,038,503)	$(228,792,849)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.
12

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$25,833,272	$69,878,567	—
China	14,351,235	—	—
India	13,333,856	—	—
Israel	6,618,124	—	—
Sweden	23,160,175	35,424,652	—
Switzerland	33,385,495	179,427,568	—
United Kingdom	13,658,888	404,188,368	—
United States	43,757,079	—	—
Other Countries	—	1,826,015,165	—
Short-Term Investments	29,183,129	—	—
	$203,281,253	$2,514,934,320	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,870,174,903
Gross tax appreciation of investments	$862,572,164
Gross tax depreciation of investments	(14,531,494)
Net tax appreciation (depreciation) of investments	$848,040,670

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(176,962,044), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$12.77	0.06	1.07	1.13	(0.06)	—	—	(0.06)	$13.84	8.92%	1.23%	1.23%	0.95%	0.95%	31%	$874,845
2024	$11.54	0.04	1.25	1.29	(0.06)	—	—	(0.06)	$12.77	11.19%	1.24%	1.24%	0.34%	0.34%	56%	$840,891
2023	$11.13	0.06	0.35	0.41	—	—	—	—	$11.54	3.68%	1.26%	1.26%	0.48%	0.48%	54%	$859,014
2022	$16.24	0.14	(3.17)	(3.03)	(0.38)	(1.67)	(0.03)	(2.08)	$11.13	(20.99)%	1.36%	1.36%	1.09%	1.09%	38%	$888,748
2021	$15.32	0.09	1.51	1.60	—(4)	(0.68)	—	(0.68)	$16.24	10.83%	1.21%	1.21%	0.56%	0.56%	51%	$1,163,803
2020	$12.35	0.01	3.01	3.02	(0.01)	(0.04)	—	(0.05)	$15.32	24.57%	1.18%	1.18%	0.06%	0.06%	51%	$1,243,217
I Class
2025(3)	$12.68	0.08	1.06	1.14	(0.08)	—	—	(0.08)	$13.74	9.07%	1.03%	1.03%	1.15%	1.15%	31%	$325,055
2024	$11.46	0.07	1.24	1.31	(0.09)	—	—	(0.09)	$12.68	11.41%	1.04%	1.04%	0.54%	0.54%	56%	$306,768
2023	$11.03	0.08	0.35	0.43	—	—	—	—	$11.46	3.90%	1.06%	1.06%	0.68%	0.68%	54%	$271,586
2022	$16.13	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.03	(20.86)%	1.16%	1.16%	1.29%	1.29%	38%	$271,018
2021	$15.22	0.14	1.48	1.62	(0.03)	(0.68)	—	(0.71)	$16.13	11.07%	1.01%	1.01%	0.76%	0.76%	51%	$265,248
2020	$12.27	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.22	24.82%	0.98%	0.98%	0.26%	0.26%	51%	$82,222
Y Class
2025(3)	$12.71	0.08	1.08	1.16	(0.10)	—	—	(0.10)	$13.77	9.18%	0.88%	0.88%	1.30%	1.30%	31%	$61,221
2024	$11.49	0.09	1.24	1.33	(0.11)	—	—	(0.11)	$12.71	11.54%	0.89%	0.89%	0.69%	0.69%	56%	$54,627
2023	$11.04	0.10	0.35	0.45	—	—	—	—	$11.49	4.08%	0.91%	0.91%	0.83%	0.83%	54%	$49,523
2022	$16.15	0.16	(3.12)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.04	(20.73)%	1.01%	1.01%	1.44%	1.44%	38%	$50,967
2021	$15.24	0.16	1.49	1.65	(0.06)	(0.68)	—	(0.74)	$16.15	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$47,542
2020	$12.29	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.24	24.97%	0.83%	0.83%	0.41%	0.41%	51%	$29,299
A Class
2025(3)	$12.81	0.05	1.08	1.13	(0.04)	—	—	(0.04)	$13.90	8.83%	1.48%	1.48%	0.70%	0.70%	31%	$56,439
2024	$11.58	0.01	1.25	1.26	(0.03)	—	—	(0.03)	$12.81	10.87%	1.49%	1.49%	0.09%	0.09%	56%	$53,978
2023	$11.19	0.03	0.36	0.39	—	—	—	—	$11.58	3.49%	1.51%	1.51%	0.23%	0.23%	54%	$64,930
2022	$16.31	0.11	(3.19)	(3.08)	(0.34)	(1.67)	(0.03)	(2.04)	$11.19	(21.24)%	1.61%	1.61%	0.84%	0.84%	38%	$66,993
2021	$15.42	0.05	1.52	1.57	—	(0.68)	—	(0.68)	$16.31	10.53%	1.46%	1.46%	0.31%	0.31%	51%	$87,967
2020	$12.45	(0.02)	3.03	3.01	—	(0.04)	—	(0.04)	$15.42	24.27%	1.43%	1.43%	(0.19)%	(0.19)%	51%	$81,088

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Tax Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2025(3)	$11.85	(0.01)	1.00	0.99	—	—	—	—	$12.84	8.35%	2.23%	2.23%	(0.05)%	(0.05)%	31%	$203
2024	$10.76	(0.08)	1.17	1.09	—	—	—	—	$11.85	10.13%	2.24%	2.24%	(0.66)%	(0.66)%	56%	$316
2023	$10.48	(0.05)	0.33	0.28	—	—	—	—	$10.76	2.67%	2.26%	2.26%	(0.52)%	(0.52)%	54%	$396
2022	$15.41	0.03	(3.02)	(2.99)	(0.24)	(1.67)	(0.03)	(1.94)	$10.48	(21.81)%	2.36%	2.36%	0.09%	0.09%	38%	$751
2021	$14.71	(0.08)	1.46	1.38	—	(0.68)	—	(0.68)	$15.41	9.72%	2.21%	2.21%	(0.44)%	(0.44)%	51%	$1,462
2020	$11.97	(0.11)	2.89	2.78	—	(0.04)	—	(0.04)	$14.71	23.32%	2.18%	2.18%	(0.94)%	(0.94)%	51%	$1,855
R Class
2025(3)	$12.87	0.03	1.08	1.11	(0.01)	—	—	(0.01)	$13.97	8.65%	1.73%	1.73%	0.45%	0.45%	31%	$7,813
2024	$11.63	(0.02)	1.26	1.24	—	—	—	—	$12.87	10.66%	1.74%	1.74%	(0.16)%	(0.16)%	56%	$7,160
2023	$11.27	—(4)	0.36	0.36	—	—	—	—	$11.63	3.19%	1.76%	1.76%	(0.02)%	(0.02)%	54%	$6,982
2022	$16.40	0.07	(3.21)	(3.14)	(0.29)	(1.67)	(0.03)	(1.99)	$11.27	(21.45)%	1.86%	1.86%	0.59%	0.59%	38%	$6,498
2021	$15.54	0.01	1.53	1.54	—	(0.68)	—	(0.68)	$16.40	10.25%	1.71%	1.71%	0.06%	0.06%	51%	$7,589
2020	$12.58	(0.06)	3.06	3.00	—	(0.04)	—	(0.04)	$15.54	24.04%	1.68%	1.68%	(0.44)%	(0.44)%	51%	$6,701
R5 Class
2025(3)	$12.69	0.07	1.07	1.14	(0.08)	—	—	(0.08)	$13.75	9.07%	1.03%	1.03%	1.15%	1.15%	31%	$9
2024	$11.47	0.06	1.25	1.31	(0.09)	—	—	(0.09)	$12.69	11.40%	1.04%	1.04%	0.54%	0.54%	56%	$8
2023	$11.04	0.08	0.35	0.43	—	—	—	—	$11.47	3.99%	1.06%	1.06%	0.68%	0.68%	54%	$7
2022	$16.14	0.16	(3.14)	(2.98)	(0.42)	(1.67)	(0.03)	(2.12)	$11.04	(20.92)%	1.16%	1.16%	1.29%	1.29%	38%	$7
2021	$15.23	0.11	1.51	1.62	(0.03)	(0.68)	—	(0.71)	$16.14	11.06%	1.01%	1.01%	0.76%	0.76%	51%	$9
2020	$12.28	0.03	3.00	3.03	(0.04)	(0.04)	—	(0.08)	$15.23	24.80%	0.98%	0.98%	0.26%	0.26%	51%	$11
R6 Class
2025(3)	$12.69	0.08	1.08	1.16	(0.10)	—	—	(0.10)	$13.75	9.20%	0.88%	0.88%	1.30%	1.30%	31%	$24,103
2024	$11.47	0.08	1.25	1.33	(0.11)	—	—	(0.11)	$12.69	11.56%	0.89%	0.89%	0.69%	0.69%	56%	$27,306
2023	$11.03	0.09	0.35	0.44	—	—	—	—	$11.47	3.99%	0.91%	0.91%	0.83%	0.83%	54%	$22,695
2022	$16.14	0.18	(3.14)	(2.96)	(0.45)	(1.67)	(0.03)	(2.15)	$11.03	(20.75)%	1.01%	1.01%	1.44%	1.44%	38%	$27,243
2021	$15.23	0.14	1.51	1.65	(0.06)	(0.68)	—	(0.74)	$16.14	11.23%	0.86%	0.86%	0.91%	0.91%	51%	$31,350
2020	$12.28	0.05	2.99	3.04	(0.05)	(0.04)	—	(0.09)	$15.23	24.99%	0.83%	0.83%	0.41%	0.41%	51%	$55,137
G Class
2025(3)	$12.90	0.14	1.08	1.22	(0.18)	—	—	(0.18)	$13.94	9.63%	0.03%	0.88%	2.15%	1.30%	31%	$1,367,067
2024	$11.66	0.20	1.26	1.46	(0.22)	—	—	(0.22)	$12.90	12.54%	0.02%	0.89%	1.56%	0.69%	56%	$1,536,733
2023	$11.10	0.20	0.36	0.56	—	—	—	—	$11.66	5.05%	0.02%	0.91%	1.72%	0.83%	54%	$1,489,943
2022(5)	$12.81	0.15	(1.54)	(1.39)	(0.29)	—	(0.03)	(0.32)	$11.10	(11.03)%	0.07%	0.95%	2.20%	1.32%	38%(6)	$1,354,224

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
(5)April 1, 2022 (commencement of sale) through November 30, 2022.
(6)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92630 2507

Semiannual Financial Statements and Other Information

May 31, 2025

International Opportunities Fund
Investor Class (AIOIX)
I Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.6%
Argentina — 1.2%
Vista Energy SAB de CV, ADR(1)(2)	115,092	$5,700,507
Australia — 5.5%
ALS Ltd.	599,634	6,210,322
CAR Group Ltd.	107,778	2,469,973
JB Hi-Fi Ltd.	34,559	2,400,869
Pro Medicus Ltd.	14,025	2,542,703
SGH Ltd.	138,304	4,522,721
Telix Pharmaceuticals Ltd.(1)	300,520	5,063,190
Zip Co. Ltd.(1)(2)	2,532,717	3,235,545
		26,445,323
Austria — 0.3%
Wienerberger AG	37,773	1,399,925
Brazil — 3.4%
Direcional Engenharia SA	508,300	3,585,961
Embraer SA, ADR	185,063	8,511,048
Inter & Co., Inc., Class A	590,293	4,202,886
		16,299,895
Canada — 10.8%
Alamos Gold, Inc., Class A	186,176	4,821,434
Aritzia, Inc.(1)	135,477	6,574,685
AtkinsRealis Group, Inc.	110,594	7,252,858
Capstone Copper Corp.(1)	448,985	2,434,108
Celestica, Inc.(1)	29,021	3,348,443
Chartwell Retirement Residences	376,699	5,108,295
Descartes Systems Group, Inc.(1)	43,231	5,012,509
FirstService Corp.	19,498	3,419,852
Hudbay Minerals, Inc.	368,977	3,288,220
Kinaxis, Inc.(1)	27,171	3,869,296
Lundin Gold, Inc.	142,695	6,894,819
		52,024,519
China — 3.4%
AAC Technologies Holdings, Inc.	727,500	3,364,437
Bosideng International Holdings Ltd.	8,608,000	4,807,770
GDS Holdings Ltd., ADR(1)(2)	103,738	2,457,553
Tongcheng Travel Holdings Ltd.	2,036,000	5,721,091
		16,350,851
Denmark — 0.5%
Ambu AS, Class B	155,193	2,397,166
Finland — 1.1%
Hiab OYJ, B Shares	56,983	3,068,776
Konecranes OYJ	30,906	2,414,777
		5,483,553
France — 1.7%
SPIE SA	80,266	4,080,154
VusionGroup(2)	14,961	3,866,700
		7,946,854
Germany — 8.8%
Auto1 Group SE(1)	292,668	7,847,572
2

	Shares	Value
Carl Zeiss Meditec AG, Bearer Shares	49,834	$3,223,372
CTS Eventim AG & Co. KGaA	26,851	3,256,931
flatexDEGIRO AG	197,687	5,494,380
IONOS Group SE(1)	101,760	4,716,586
Redcare Pharmacy NV(1)	27,067	3,516,715
RENK Group AG	64,337	5,735,100
Scout24 SE	45,502	6,199,849
TAG Immobilien AG	143,470	2,425,260
		42,415,765
Greece — 1.5%
National Bank of Greece SA	606,183	7,218,168
India — 6.5%
Afcons Infrastructure Ltd.(1)	543,109	2,688,378
Amber Enterprises India Ltd.(1)	38,450	2,919,685
Anant Raj Ltd.	399,488	2,625,867
Coforge Ltd.	23,777	2,380,687
ITC Hotels Ltd.(1)	494,477	1,250,826
Kalyan Jewellers India Ltd.	446,295	2,927,095
Kaynes Technology India Ltd.(1)	19,959	1,396,371
Max Healthcare Institute Ltd.	413,199	5,435,936
Oberoi Realty Ltd.	209,517	4,282,605
Radico Khaitan Ltd.	32,370	958,069
Rainbow Children's Medicare Ltd.	264,178	4,329,328
		31,194,847
Israel — 2.5%
Cellebrite DI Ltd.(1)	25,971	433,196
CyberArk Software Ltd.(1)	10,226	3,914,308
Nova Ltd.(1)	14,960	3,195,754
Tower Semiconductor Ltd.(1)	109,794	4,330,276
		11,873,534
Italy — 0.8%
Brunello Cucinelli SpA	20,176	2,486,514
Technogym SpA	99,420	1,347,019
		3,833,533
Japan — 22.0%
Anritsu Corp.	230,000	2,613,331
Appier Group, Inc.	119,800	1,288,790
Asics Corp.	308,900	7,444,827
BayCurrent, Inc.	107,800	5,729,225
CyberAgent, Inc.	441,700	4,470,390
Furukawa Electric Co. Ltd.	87,000	4,132,097
GENDA, Inc.(1)(2)	351,300	2,292,182
Internet Initiative Japan, Inc.	129,400	2,494,799
Japan Elevator Service Holdings Co. Ltd.	162,000	4,038,194
Kinden Corp.	218,300	5,904,366
Lifedrink Co., Inc.	184,200	2,585,789
Maruwa Co. Ltd.	20,100	4,868,639
PeptiDream, Inc.(1)	120,600	1,465,134
Rakuten Bank Ltd.(1)	121,200	6,337,522
Resonac Holdings Corp.	160,300	3,513,244
Ryohin Keikaku Co. Ltd.	198,300	7,569,043
Sanrio Co. Ltd.	92,900	4,085,420
Sanwa Holdings Corp.	115,500	3,976,349
Sinfonia Technology Co. Ltd.	36,900	1,991,527
3

	Shares	Value
Sojitz Corp.	189,400	$4,671,356
SWCC Corp.	116,300	5,613,101
TechnoPro Holdings, Inc.(2)	175,300	4,757,602
Tokyo Ohka Kogyo Co. Ltd.	204,400	5,269,302
Toyo Suisan Kaisha Ltd.	60,900	4,040,393
Tsuruha Holdings, Inc.(2)	56,300	4,418,535
		105,571,157
Malaysia — 0.9%
Gamuda Bhd.	2,177,900	2,338,393
KPJ Healthcare Bhd.	3,280,900	2,094,416
		4,432,809
Mexico — 0.8%
BBB Foods, Inc., Class A(1)	52,477	1,514,486
Gruma SAB de CV, B Shares	117,063	2,202,627
		3,717,113
Netherlands — 0.9%
SBM Offshore NV	180,431	4,139,849
Norway — 1.4%
DOF Group ASA	406,628	3,545,885
Kitron ASA	537,679	3,105,232
		6,651,117
Peru — 0.7%
Intercorp Financial Services, Inc.	99,194	3,433,104
South Korea — 5.0%
Coway Co. Ltd.	59,865	3,849,625
Douzone Bizon Co. Ltd.	24,918	1,002,886
Hugel, Inc.(1)	15,712	3,768,746
HYBE Co. Ltd.(1)	13,672	2,636,826
Hyundai Rotem Co. Ltd.	49,187	5,206,285
PharmaResearch Co. Ltd.	11,485	3,745,436
Samyang Foods Co. Ltd.	4,513	3,625,607
		23,835,411
Spain — 0.5%
Fluidra SA(2)	106,364	2,610,577
Sweden — 2.0%
Beijer Ref AB(2)	102,509	1,511,656
BoneSupport Holding AB(1)(2)	62,698	1,662,910
Camurus AB(1)(2)	31,222	1,666,873
Hemnet Group AB	73,912	2,344,273
Sweco AB, B Shares	127,401	2,213,610
		9,399,322
Switzerland — 4.0%
Belimo Holding AG	5,056	4,892,207
Georg Fischer AG(2)	19,570	1,566,086
Siegfried Holding AG(1)	32,084	3,770,762
Sulzer AG	24,185	4,562,689
Swissquote Group Holding SA	7,378	4,423,082
		19,214,826
Taiwan — 5.1%
Airtac International Group	121,000	3,712,885
ASPEED Technology, Inc.	28,000	3,627,254
Elite Material Co. Ltd.	226,000	5,551,251
King Yuan Electronics Co. Ltd.	987,000	3,127,062
Lai Yih Footwear Co. Ltd.(2)	136,000	1,355,036
4

	Shares	Value
Lotes Co. Ltd.	85,000	$3,629,964
Tong Yang Industry Co. Ltd.(2)	867,000	3,739,944
		24,743,396
United Kingdom — 7.8%
Balfour Beatty PLC	746,723	5,029,859
Beazley PLC	277,129	3,531,484
Diploma PLC	92,628	5,856,177
Intermediate Capital Group PLC	98,617	2,669,575
Marex Group PLC	159,092	6,866,411
Marks & Spencer Group PLC	489,251	2,469,616
St. James's Place PLC	341,908	5,138,084
Weir Group PLC	179,853	5,887,271
		37,448,477
United States — 0.5%
TechnipFMC PLC	75,356	2,347,339
TOTAL COMMON STOCKS (Cost $356,915,449)		478,128,937
EXCHANGE-TRADED FUNDS — 0.3%
Schwab International Small-Cap Equity ETF(2) (Cost $1,193,921)	30,522	1,227,290
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,742	2,742
State Street Navigator Securities Lending Government Money Market Portfolio(3)	12,723,785	12,723,785
		12,726,527
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $138,946), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $136,310)		136,261
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $1,014,996), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $995,358)		995,000
		1,131,261
TOTAL SHORT-TERM INVESTMENTS (Cost $13,857,788)		13,857,788
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $371,967,158)		493,214,015
OTHER ASSETS AND LIABILITIES — (2.8)%		(13,259,668)
TOTAL NET ASSETS — 100.0%		$479,954,347

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	27.2%
Consumer Discretionary	15.0%
Information Technology	14.8%
Financials	10.9%
Health Care	9.6%
Materials	5.8%
Consumer Staples	5.3%
Communication Services	5.0%
Energy	3.3%
Real Estate	2.7%
Exchange-Traded Funds	0.3%
Short-Term Investments	2.9%
Other Assets and Liabilities	(2.8)%

5

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $27,110,529. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $28,401,530, which includes securities collateral of $15,677,745.

See Notes to Financial Statements.
6

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $359,243,373) — including $27,110,529 of securities on loan	$480,490,230
Investment made with cash collateral received for securities on loan, at value (cost of $12,723,785)	12,723,785
Total investment securities, at value (cost of $371,967,158)	493,214,015
Foreign currency holdings, at value (cost of $72,666)	72,531
Receivable for investments sold	6,822,112
Receivable for capital shares sold	24,707
Dividends and interest receivable	1,271,996
Securities lending receivable	41,080
Other assets	126,240
501,572,681

Liabilities
Payable for collateral received for securities on loan	12,723,785
Payable for investments purchased	7,607,880
Payable for capital shares redeemed	75,484
Accrued management fees	548,686
Distribution and service fees payable	1,442
Accrued foreign taxes	403,841
Accrued IRS compliance fees	257,216
21,618,334

Net Assets	$479,954,347

Net Assets Consist of:
Capital (par value and paid-in surplus)	$477,069,395
Distributable earnings (loss)	2,884,952
$479,954,347

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$335,598,673	32,811,125	$10.23
I Class, $0.01 Par Value	$138,511,968	13,322,977	$10.40
A Class, $0.01 Par Value	$4,833,853	479,838	$10.07
C Class, $0.01 Par Value	$99,897	10,872	$9.19
R Class, $0.01 Par Value	$909,956	92,515	$9.84
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.68 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
7

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $329,753)	$2,773,846
Securities lending, net	167,691
Interest	51,970
2,993,507

Expenses:
Management fees	3,249,220
Distribution and service fees:
A Class	5,691
C Class	512
R Class	2,198
Directors' fees and expenses	6,515
Other expenses	6,412
3,270,548
Fees waived(1)	(112,677)
3,157,871

Net investment income (loss)	(164,364)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $733,347)	(920,606)
Foreign currency translation transactions	(67,077)
(987,683)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $1,927,248)	36,046,453
Translation of assets and liabilities in foreign currencies	55,329
36,101,782

Net realized and unrealized gain (loss)	35,114,099

Net Increase (Decrease) in Net Assets Resulting from Operations	$34,949,735
(1)Amount consists of $78,529, $32,764, $1,138, $26 and $220 for Investor Class, I Class, A Class, C Class and R Class, respectively.

See Notes to Financial Statements.
8

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$(164,364)	$(346,344)
Net realized gain (loss)	(987,683)	13,437,349
Change in net unrealized appreciation (depreciation)	36,101,782	35,317,265
Net increase (decrease) in net assets resulting from operations	34,949,735	48,408,270

Distributions to Shareholders
From earnings:
Investor Class	(339,756)	(749,060)
I Class	(337,071)	(354,084)
Decrease in net assets from distributions	(676,827)	(1,103,144)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(25,641,850)	1,205,750

Net increase (decrease) in net assets	8,631,058	48,510,876

Net Assets
Beginning of period	471,323,289	422,812,413
End of period	$479,954,347	$471,323,289

See Notes to Financial Statements.
9

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Opportunities Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The
10

fund records the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,673,937	—	—	—	$12,673,937
Exchange-Traded Funds	49,848	—	—	—	49,848
Total Borrowings	$12,723,785	—	—	—	$12,723,785
Gross amount of recognized liabilities for securities lending transactions					$12,723,785
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
11

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund's assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the investment advisor, that use very similar investment teams and strategies (strategy assets). During the period ended May 31, 2025, the investment advisor agreed to waive 0.05% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended May 31, 2025 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	1.200% to 1.500%	1.50%	1.45%
I Class	1.000% to 1.300%	1.30%	1.25%
A Class	1.200% to 1.500%	1.50%	1.45%
C Class	1.200% to 1.500%	1.50%	1.45%
R Class	1.200% to 1.500%	1.50%	1.45%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $247,988,556 and $273,447,582, respectively.

12

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	670,000,000		670,000,000
Sold	314,096	$2,938,132	782,044	$7,199,798
Issued in reinvestment of distributions	34,291	319,935	75,554	706,427
Redeemed	(2,582,613)	(24,084,165)	(5,852,458)	(53,895,839)
	(2,234,226)	(20,826,098)	(4,994,860)	(45,989,614)
I Class/Shares Authorized	120,000,000		120,000,000
Sold	917,809	8,652,859	7,407,107	71,910,522
Issued in reinvestment of distributions	35,447	336,035	37,272	354,083
Redeemed	(1,406,375)	(13,432,290)	(2,541,960)	(23,984,174)
	(453,119)	(4,443,396)	4,902,419	48,280,431
A Class/Shares Authorized	35,000,000		35,000,000
Sold	23,205	215,857	49,470	449,428
Redeemed	(54,839)	(506,950)	(124,046)	(1,120,962)
	(31,634)	(291,093)	(74,576)	(671,534)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	100	829	339	2,886
Redeemed	(3,304)	(26,642)	(13,952)	(116,262)
	(3,204)	(25,813)	(13,613)	(113,376)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	20,080	181,172	33,028	296,518
Redeemed	(26,526)	(236,622)	(66,882)	(596,675)
	(6,446)	(55,450)	(33,854)	(300,157)
Net increase (decrease)	(2,728,629)	$(25,641,850)	(214,484)	$1,205,750

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

13

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Argentina	$5,700,507	—	—
Brazil	12,713,934	$3,585,961	—
Canada	6,768,295	45,256,224	—
China	2,457,553	13,893,298	—
Israel	11,873,534	—	—
Mexico	1,514,486	2,202,627	—
Peru	3,433,104	—	—
United Kingdom	6,866,411	30,582,066	—
United States	2,347,339	—	—
Other Countries	—	328,933,598	—
Exchange-Traded Funds	1,227,290	—	—
Short-Term Investments	12,726,527	1,131,261	—
	$67,628,980	$425,585,035	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$376,712,319
Gross tax appreciation of investments	$122,564,142
Gross tax depreciation of investments	(6,062,446)
Net tax appreciation (depreciation) of investments	$116,501,696

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(110,701,326), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$9.49	(0.01)	0.76	0.75	(0.01)	—	(0.01)	$10.23	7.91%	1.46%	1.51%	(0.13)%	(0.18)%	55%	$335,599
2024	$8.49	(0.01)	1.03	1.02	(0.02)	—	(0.02)	$9.49	12.01%	1.53%	1.54%	(0.12)%	(0.13)%	135%	$332,565
2023	$8.66	—(4)	(0.15)	(0.15)	(0.02)	—	(0.02)	$8.49	(1.73)%	1.53%	1.53%	0.03%	0.03%	110%	$339,990
2022	$13.79	0.01	(3.00)	(2.99)	(0.05)	(2.09)	(2.14)	$8.66	(25.53)%	1.48%	1.48%	0.15%	0.15%	108%	$382,973
2021	$12.95	(0.04)	1.31	1.27	—	(0.43)	(0.43)	$13.79	10.01%	1.37%	1.37%	(0.30)%	(0.30)%	127%	$576,312
2020	$10.17	(0.01)	2.89	2.88	(0.10)	—	(0.10)	$12.95	28.52%	1.40%	1.40%	(0.12)%	(0.12)%	131%	$565,150
I Class
2025(3)	$9.65	—(4)	0.77	0.77	(0.02)	—	(0.02)	$10.40	8.05%	1.26%	1.31%	0.07%	0.02%	55%	$138,512
2024	$8.63	0.01	1.05	1.06	(0.04)	—	(0.04)	$9.65	12.27%	1.33%	1.34%	0.08%	0.07%	135%	$132,952
2023	$8.81	0.02	(0.16)	(0.14)	(0.04)	—	(0.04)	$8.63	(1.62)%	1.33%	1.33%	0.23%	0.23%	110%	$76,614
2022	$13.98	0.04	(3.05)	(3.01)	(0.07)	(2.09)	(2.16)	$8.81	(25.29)%	1.28%	1.28%	0.35%	0.35%	108%	$87,392
2021	$13.10	(0.01)	1.32	1.31	—	(0.43)	(0.43)	$13.98	10.12%	1.17%	1.17%	(0.10)%	(0.10)%	127%	$141,573
2020	$10.29	0.01	2.92	2.93	(0.12)	—	(0.12)	$13.10	28.84%	1.20%	1.20%	0.08%	0.08%	131%	$94,818
A Class
2025(3)	$9.35	(0.02)	0.74	0.72	—	—	—	$10.07	7.81%	1.71%	1.76%	(0.38)%	(0.43)%	55%	$4,834
2024	$8.37	(0.03)	1.01	0.98	—	—	—	$9.35	11.71%	1.78%	1.79%	(0.37)%	(0.38)%	135%	$4,781
2023	$8.54	(0.02)	(0.15)	(0.17)	—	—	—	$8.37	(1.99)%	1.78%	1.78%	(0.22)%	(0.22)%	110%	$4,905
2022	$13.62	(0.01)	(2.97)	(2.98)	(0.01)	(2.09)	(2.10)	$8.54	(25.68)%	1.73%	1.73%	(0.10)%	(0.10)%	108%	$5,073
2021	$12.83	(0.08)	1.30	1.22	—	(0.43)	(0.43)	$13.62	9.70%	1.62%	1.62%	(0.55)%	(0.55)%	127%	$8,220
2020	$10.07	(0.04)	2.87	2.83	(0.07)	—	(0.07)	$12.83	28.28%	1.65%	1.65%	(0.37)%	(0.37)%	131%	$7,214
C Class
2025(3)	$8.56	(0.05)	0.68	0.63	—	—	—	$9.19	7.36%	2.46%	2.51%	(1.13)%	(1.18)%	55%	$100
2024	$7.72	(0.10)	0.94	0.84	—	—	—	$8.56	10.88%	2.53%	2.54%	(1.12)%	(1.13)%	135%	$120
2023	$7.93	(0.08)	(0.13)	(0.21)	—	—	—	$7.72	(2.65)%	2.53%	2.53%	(0.97)%	(0.97)%	110%	$214
2022	$12.87	(0.09)	(2.76)	(2.85)	—	(2.09)	(2.09)	$7.93	(26.27)%	2.48%	2.48%	(0.85)%	(0.85)%	108%	$264
2021	$12.23	(0.17)	1.24	1.07	—	(0.43)	(0.43)	$12.87	8.93%	2.37%	2.37%	(1.30)%	(1.30)%	127%	$667
2020	$9.61	(0.11)	2.73	2.62	—	—	—	$12.23	27.26%	2.40%	2.40%	(1.12)%	(1.12)%	131%	$981

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$9.14	(0.03)	0.73	0.70	—	—	—	$9.84	7.66%	1.96%	2.01%	(0.63)%	(0.68)%	55%	$910
2024	$8.20	(0.05)	0.99	0.94	—	—	—	$9.14	11.46%	2.03%	2.04%	(0.62)%	(0.63)%	135%	$904
2023	$8.39	(0.04)	(0.15)	(0.19)	—	—	—	$8.20	(2.26)%	2.03%	2.03%	(0.47)%	(0.47)%	110%	$1,089
2022	$13.43	(0.03)	(2.92)	(2.95)	—	(2.09)	(2.09)	$8.39	(25.85)%	1.98%	1.98%	(0.35)%	(0.35)%	108%	$1,734
2021	$12.69	(0.11)	1.28	1.17	—	(0.43)	(0.43)	$13.43	9.41%	1.87%	1.87%	(0.80)%	(0.80)%	127%	$1,954
2020	$9.96	(0.07)	2.84	2.77	(0.04)	—	(0.04)	$12.69	27.96%	1.90%	1.90%	(0.62)%	(0.62)%	131%	$1,398

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92635 2507

Semiannual Financial Statements and Other Information

May 31, 2025

International Small-Mid Cap Fund
Investor Class (ANTSX)
G Class (ANTMX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Australia — 10.3%
ALS Ltd.	667,901	$6,917,354
Breville Group Ltd.(1)	144,263	2,717,157
CAR Group Ltd.	114,576	2,625,764
Charter Hall Retail REIT	2,156,472	5,476,925
Guzman y Gomez Ltd.(1)(2)	67,056	1,313,153
JB Hi-Fi Ltd.	75,237	5,226,834
NEXTDC Ltd.(2)	502,232	4,248,967
Pro Medicus Ltd.	14,619	2,650,394
Sandfire Resources Ltd.(2)	387,780	2,887,269
SGH Ltd.	161,042	5,266,284
Telix Pharmaceuticals Ltd.(2)	340,605	5,738,546
Ventia Services Group Pty. Ltd.	1,757,236	5,356,456
Zip Co. Ltd.(2)	2,870,126	3,666,585
		54,091,688
Austria — 1.4%
BAWAG Group AG(2)	45,189	5,630,110
Wienerberger AG	42,130	1,561,402
		7,191,512
Belgium — 2.3%
Aedifica SA	59,935	4,530,656
D'ieteren Group(1)	25,695	5,276,424
Melexis NV(1)	35,937	2,415,965
		12,223,045
Canada — 7.0%
Alamos Gold, Inc., Class A	164,832	4,268,685
Aritzia, Inc.(2)	144,109	6,993,595
AtkinsRealis Group, Inc.	88,910	5,830,801
Capstone Copper Corp.(2)	509,212	2,760,620
Descartes Systems Group, Inc.(2)	48,650	5,640,827
FirstService Corp.	10,502	1,841,998
Kinaxis, Inc.(2)	27,840	3,964,565
Torex Gold Resources, Inc.(2)	165,934	5,327,396
		36,628,487
Denmark — 1.1%
ALK-Abello AS(2)	208,749	5,658,255
Finland — 1.3%
Konecranes OYJ	89,698	7,008,369
France — 3.0%
Exosens SAS	78,993	3,887,879
Gaztransport Et Technigaz SA	40,995	7,618,027
SPIE SA	86,272	4,385,457
		15,891,363
Germany — 10.0%
Auto1 Group SE(2)	324,092	8,690,173
Carl Zeiss Meditec AG, Bearer Shares	48,416	3,131,653
CTS Eventim AG & Co. KGaA	30,722	3,726,470
Eckert & Ziegler SE	51,159	3,593,789
flatexDEGIRO AG	214,948	5,974,120
2

	Shares	Value
FUCHS SE, Preference Shares	57,898	$2,924,116
Redcare Pharmacy NV(2)	19,824	2,575,659
RENK Group AG	70,963	6,325,752
Scout24 SE	54,035	7,362,507
TAG Immobilien AG	144,575	2,443,939
Zalando SE(2)	165,290	5,905,754
		52,653,932
Israel — 3.4%
CyberArk Software Ltd.(2)	12,350	4,727,333
Nova Ltd.(2)	19,673	4,202,546
Phoenix Financial Ltd.	163,381	3,938,925
SimilarWeb Ltd.(2)	32,073	237,982
Tower Semiconductor Ltd.(2)	124,916	4,926,687
		18,033,473
Italy — 3.3%
BPER Banca SpA(1)	879,896	7,815,825
De' Longhi SpA	122,362	4,000,486
Hera SpA	673,442	3,346,863
Technogym SpA	167,010	2,262,782
		17,425,956
Japan — 31.8%
ABC-Mart, Inc.	136,000	2,652,405
Anritsu Corp.	240,900	2,737,180
Asics Corp.	291,700	7,030,288
BayCurrent, Inc.	129,300	6,871,881
BIPROGY, Inc.	93,500	3,787,031
CyberAgent, Inc.	481,600	4,874,213
Daiei Kankyo Co. Ltd.	267,000	5,617,722
Furukawa Electric Co. Ltd.	91,400	4,341,076
GENDA, Inc.(1)(2)	388,700	2,536,212
Japan Metropolitan Fund Invest	7,150	4,894,648
Katitas Co. Ltd.	262,100	3,998,744
Kinden Corp.	211,600	5,723,151
Kobe Bussan Co. Ltd.	88,400	2,793,374
Kyushu Railway Co.	186,800	5,015,101
Lifedrink Co., Inc.	295,000	4,141,193
Maruwa Co. Ltd.	22,800	5,522,636
Mebuki Financial Group, Inc.	1,449,200	7,140,251
MonotaRO Co. Ltd.(1)	78,200	1,613,163
Nippon Gas Co. Ltd.	133,400	2,386,167
Organo Corp.	53,400	2,854,565
Resonac Holdings Corp.	178,300	3,907,744
Round One Corp.	670,900	5,154,606
Ryohin Keikaku Co. Ltd.	219,700	8,385,873
Sanrio Co. Ltd.	100,600	4,424,039
Sanwa Holdings Corp.	125,900	4,334,393
SCSK Corp.	154,500	4,689,434
Sinfonia Technology Co. Ltd.	40,100	2,164,234
Sojitz Corp.	217,500	5,364,413
Suruga Bank Ltd.(1)	526,000	4,853,833
SWCC Corp.	131,600	6,351,539
TechnoPro Holdings, Inc.	177,900	4,828,166
Tokyo Ohka Kogyo Co. Ltd.	230,400	5,939,565
Tokyo Tatemono Co. Ltd.	324,000	5,738,585
3

	Shares	Value
Toyo Suisan Kaisha Ltd.	80,500	$5,340,749
Tsuruha Holdings, Inc.(1)	74,500	5,846,907
Yonex Co. Ltd.	198,600	3,924,931
		167,780,012
Netherlands — 0.9%
SBM Offshore NV	200,588	4,602,336
Norway — 2.9%
DOF Group ASA	391,759	3,416,224
Storebrand ASA	452,348	5,926,317
Subsea 7 SA	338,438	5,762,987
		15,105,528
Spain — 2.3%
Acerinox SA	221,283	2,613,865
Bankinter SA	524,822	6,752,183
Fluidra SA	119,684	2,937,500
		12,303,548
Sweden — 2.1%
Beijer Ref AB	99,048	1,460,618
Camurus AB(1)(2)	34,353	1,834,030
Hemnet Group AB	82,105	2,604,131
MIPS AB(1)	65,795	2,823,353
Thule Group AB(1)	96,959	2,558,350
		11,280,482
Switzerland — 7.0%
Aryzta AG(2)	38,094	3,936,452
Cembra Money Bank AG	47,499	5,840,837
Flughafen Zurich AG	16,720	4,639,403
Galenica AG	15,233	1,577,768
Georg Fischer AG(1)	24,415	1,953,806
PSP Swiss Property AG	21,109	3,715,400
Siegfried Holding AG(2)	25,631	3,012,355
Sulzer AG	24,603	4,641,548
Swissquote Group Holding SA	8,229	4,933,253
Ypsomed Holding AG(1)	5,766	2,852,258
		37,103,080
United Kingdom — 8.5%
Babcock International Group PLC	428,312	5,420,699
Beazley PLC	298,185	3,799,803
Diploma PLC	92,090	5,822,163
Gamma Communications PLC	150,420	2,404,461
Intermediate Capital Group PLC	99,358	2,689,634
Marex Group PLC	167,663	7,236,335
Marks & Spencer Group PLC	569,029	2,872,315
St. James's Place PLC	369,383	5,550,970
Tritax Big Box REIT PLC	1,820,028	3,606,242
Weir Group PLC	172,972	5,662,030
		45,064,652
United States — 0.4%
TechnipFMC PLC	70,230	2,187,664
TOTAL COMMON STOCKS (Cost $397,485,359)		522,233,382
EXCHANGE-TRADED FUNDS — 1.7%
iShares MSCI EAFE Small-Cap ETF (Cost $9,267,396)	131,773	9,307,127
4

	Shares	Value
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,202	$2,202
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,175,854	3,175,854
		3,178,056
Repurchase Agreements — 0.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $109,069), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $106,999)		106,961
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $796,780), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $781,281)		781,000
		887,961
TOTAL SHORT-TERM INVESTMENTS (Cost $4,066,017)		4,066,017
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $410,818,772)		535,606,526
OTHER ASSETS AND LIABILITIES — (1.5)%		(8,095,281)
TOTAL NET ASSETS — 100.0%		$527,511,245

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	25.1%
Consumer Discretionary	15.5%
Financials	15.5%
Information Technology	8.9%
Real Estate	6.9%
Materials	6.1%
Health Care	5.7%
Consumer Staples	5.2%
Communication Services	4.5%
Energy	4.5%
Utilities	1.1%
Exchange-Traded Funds	1.7%
Short-Term Investments	0.8%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $19,643,058. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $20,667,090, which includes securities collateral of $17,491,236.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $407,642,918) — including $19,643,058 of securities on loan	$532,430,672
Investment made with cash collateral received for securities on loan, at value (cost of $3,175,854)	3,175,854
Total investment securities, at value (cost of $410,818,772)	535,606,526
Foreign currency holdings, at value (cost of $68,266)	68,213
Receivable for investments sold	16,069,390
Receivable for capital shares sold	10,085
Dividends and interest receivable	2,355,871
Securities lending receivable	24,706
554,134,791

Liabilities
Payable for collateral received for securities on loan	3,175,854
Payable for investments purchased	16,374,070
Payable for capital shares redeemed	6,967,482
Accrued management fees	106,140
26,623,546

Net Assets	$527,511,245

Net Assets Consist of:
Capital (par value and paid-in surplus)	$493,321,218
Distributable earnings (loss)	34,190,027
$527,511,245

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$91,518,592	8,659,852	$10.57
G Class, $0.01 Par Value	$435,992,653	40,096,492	$10.87

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $950,248)	$6,913,682
Securities lending, net	175,640
Interest	63,508
7,152,830

Expenses:
Management fees	2,887,853
Directors' fees and expenses	7,388
Other expenses	25,044
2,920,285
Fees waived(1)	(2,294,235)
626,050

Net investment income (loss)	6,526,780

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(2,888,803)
Foreign currency translation transactions	5,422
(2,883,381)

Change in net unrealized appreciation (depreciation) on:
Investments	31,646,186
Translation of assets and liabilities in foreign currencies	123,663
31,769,849

Net realized and unrealized gain (loss)	28,886,468

Net Increase (Decrease) in Net Assets Resulting from Operations	$35,413,248
(1)Amount consists of $12,720 and $2,281,515 for Investor Class and G Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$6,526,780	$9,289,424
Net realized gain (loss)	(2,883,381)	34,518,958
Change in net unrealized appreciation (depreciation)	31,769,849	40,801,131
Net increase (decrease) in net assets resulting from operations	35,413,248	84,609,513

Distributions to Shareholders
From earnings:
Investor Class	(1,320,167)	(954,896)
G Class	(12,771,431)	(9,336,856)
Decrease in net assets from distributions	(14,091,598)	(10,291,752)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(42,395,141)	(39,745,326)

Net increase (decrease) in net assets	(21,073,491)	34,572,435

Net Assets
Beginning of period	548,584,736	514,012,301
End of period	$527,511,245	$548,584,736

See Notes to Financial Statements.
8

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Small-Mid Cap Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital growth. The fund offers the Investor Class and G Class.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the
9

components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,175,854	—	—	—	$3,175,854
Gross amount of recognized liabilities for securities lending transactions					$3,175,854
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 53% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.
10

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. During the period ended May 31, 2025, the investment advisor agreed to waive 0.03% of the fund's management fee. The investment advisor expects this waiver to continue until March 31, 2026 and cannot terminate it prior to such date without the approval of the Board of Directors.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee and the effective annual management fee after waiver for each class for the period ended May 31, 2025 are as follows:

	Annual Management Fee	Effective Annual Management Fee After Waiver
Investor Class	1.43%	1.40%
G Class	1.08%	0.00%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $335,932,738 and $376,733,741, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	120,000,000		120,000,000
Sold	7,324	$70,272	113,436	$1,012,985
Issued in reinvestment of distributions	137,661	1,320,167	105,165	954,896
Redeemed	(885,903)	(9,052,844)	(142,208)	(1,328,450)
	(740,918)	(7,662,405)	76,393	639,431
G Class/Shares Authorized	500,000,000		500,000,000
Sold	1,303,569	13,365,542	4,102,796	41,720,151
Issued in reinvestment of distributions	1,303,207	12,771,431	1,006,127	9,336,856
Redeemed	(6,021,273)	(60,869,709)	(9,035,852)	(91,441,764)
	(3,414,497)	(34,732,736)	(3,926,929)	(40,384,757)
Net increase (decrease)	(4,155,415)	$(42,395,141)	(3,850,536)	$(39,745,326)

11

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Canada	$1,841,998	$34,786,489	—
Israel	14,094,548	3,938,925	—
United Kingdom	7,236,335	37,828,317	—
United States	2,187,664	—	—
Other Countries	—	420,319,106	—
Exchange-Traded Funds	9,307,127	—	—
Short-Term Investments	3,178,056	887,961	—
	$37,845,728	$497,760,798	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

12

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$415,569,928
Gross tax appreciation of investments	$124,874,206
Gross tax depreciation of investments	(4,837,608)
Net tax appreciation (depreciation) of investments	$120,036,598

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(87,511,777), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
13

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$10.07	0.07	0.58	0.65	(0.15)	—	(0.15)	$10.57	6.63%	1.41%	1.44%	1.41%	1.38%	66%	$91,519
2024	$8.82	0.05	1.30	1.35	(0.10)	—	(0.10)	$10.07	15.45%	1.43%	1.44%	0.52%	0.51%	109%	$94,686
2023	$9.21	0.04	(0.43)	(0.39)	—	—	—	$8.82	(4.23)%	1.43%	1.46%	0.45%	0.42%	123%	$82,247
2022	$15.01	0.02	(3.12)	(3.10)	(0.10)	(2.60)	(2.70)	$9.21	(24.94)%	1.44%	1.48%	0.20%	0.16%	107%	$78,762
2021	$13.16	(0.06)	2.34	2.28	—	(0.43)	(0.43)	$15.01	17.70%	1.44%	1.48%	(0.39)%	(0.43)%	113%	$105,938
2020	$10.61	(0.03)	2.76	2.73	(0.18)	—	(0.18)	$13.16	26.24%	1.47%	1.48%	(0.25)%	(0.26)%	131%	$97,901
G Class
2025(3)	$10.43	0.14	0.59	0.73	(0.29)	—	(0.29)	$10.87	7.32%	0.01%	1.09%	2.81%	1.73%	66%	$435,993
2024	$9.10	0.20	1.33	1.53	(0.20)	—	(0.20)	$10.43	17.12%	0.01%	1.09%	1.94%	0.86%	109%	$453,899
2023	$9.44	0.18	(0.45)	(0.27)	(0.07)	—	(0.07)	$9.10	(2.92)%	0.00%	1.11%	1.88%	0.77%	123%	$431,766
2022	$15.34	0.17	(3.16)	(2.99)	(0.31)	(2.60)	(2.91)	$9.44	(23.82)%	0.01%	1.13%	1.63%	0.51%	107%	$390,227
2021	$13.36	0.16	2.35	2.51	(0.10)	(0.43)	(0.53)	$15.34	19.45%	0.01%	1.13%	1.04%	(0.08)%	113%	$430,778
2020	$10.77	0.13	2.80	2.93	(0.34)	—	(0.34)	$13.36	28.03%	0.01%	1.13%	1.21%	0.09%	131%	$397,066

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92628 2507

Semiannual Financial Statements and Other Information

May 31, 2025

International Value Fund
Investor Class (ACEVX)
I Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)
R6 Class (ACVDX)
G Class (ACAFX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.6%
Australia — 2.6%
ANZ Group Holdings Ltd.	331,471	$6,202,892
Aristocrat Leisure Ltd.	163,724	6,578,837
BHP Group Ltd.	194,181	4,770,054
GPT Group	303,343	939,251
James Hardie Industries PLC(1)	22,483	517,265
Origin Energy Ltd.	699,636	4,881,530
Pro Medicus Ltd.	4,376	793,360
Rio Tinto Ltd.	10,711	778,914
Scentre Group	1,838,749	4,353,613
Vicinity Ltd.	2,845,545	4,519,313
Westpac Banking Corp.	78,799	1,653,271
		35,988,300
Austria — 1.4%
Erste Group Bank AG	249,902	20,124,483
Belgium — 0.6%
Ageas SA	138,781	9,062,223
Canada — 3.0%
AltaGas Ltd.	46,213	1,291,075
ARC Resources Ltd.	38,906	813,075
Brookfield Asset Management Ltd., Class A(2)	12,382	696,626
Dollarama, Inc.	6,800	874,558
Empire Co. Ltd., Class A	49,317	1,903,539
Great-West Lifeco, Inc.(2)	51,454	1,953,029
iA Financial Corp., Inc.	31,270	3,183,623
IGM Financial, Inc.	9,429	301,005
Kinross Gold Corp.	109,659	1,618,896
Magna International, Inc.	56,357	2,045,911
Manulife Financial Corp.	145,401	4,630,031
Nutrien Ltd.	115,332	6,813,946
Power Corp. of Canada	279,076	10,800,252
Suncor Energy, Inc.(2)	127,680	4,539,299
WSP Global, Inc.	3,977	814,932
		42,279,797
Denmark — 0.6%
AP Moller - Maersk AS, B Shares	4,024	7,290,059
DSV AS	3,515	827,728
		8,117,787
Finland — 1.6%
Nokia OYJ	4,118,686	21,434,874
UPM-Kymmene OYJ(2)	45,117	1,248,714
		22,683,588
France — 12.6%
Aeroports de Paris SA(2)	6,773	907,922
BNP Paribas SA	247,736	21,695,339
Bouygues SA	142,088	6,195,551
Carrefour SA(2)	63,334	947,119
Cie de Saint-Gobain SA	246,033	27,699,349
Credit Agricole SA	409,435	7,496,416

	Shares	Value
Danone SA	49,534	$4,235,023
Engie SA	1,203,635	25,978,070
Gecina SA	9,596	1,056,239
Getlink SE(1)	42,413	811,267
Orange SA	424,512	6,336,017
Renault SA	83,802	4,308,647
Rexel SA	171,847	4,826,943
Safran SA	3,170	937,549
Sanofi SA	293,494	29,067,908
Schneider Electric SE	2,971	749,618
Societe Generale SA	228,246	12,393,223
TotalEnergies SE	207,223	12,198,838
Veolia Environnement SA	214,604	7,385,940
Vinci SA	8,172	1,167,662
		176,394,640
Germany — 8.6%
Allianz SE	79,572	31,559,309
BASF SE	128,414	6,192,379
Commerzbank AG	187,285	5,704,516
Deutsche Post AG	78,480	3,508,266
Deutsche Telekom AG	486,738	18,431,998
Evonik Industries AG	64,300	1,391,560
Fresenius SE & Co. KGaA	111,397	5,459,458
Hannover Rueck SE	5,529	1,748,305
Heidelberg Materials AG	88,594	17,365,419
Henkel AG & Co. KGaA, Preference Shares	67,769	5,429,994
Mercedes-Benz Group AG	42,210	2,524,061
MTU Aero Engines AG	1,980	791,939
Rheinmetall AG	750	1,607,450
RWE AG	218,871	8,240,962
SAP SE	15,008	4,540,220
Siemens AG	24,071	5,789,634
		120,285,470
Hong Kong — 2.3%
BOC Hong Kong Holdings Ltd.	2,466,000	10,370,793
CK Infrastructure Holdings Ltd.	298,500	1,928,909
CLP Holdings Ltd.	561,000	4,750,774
Link REIT	1,085,400	5,744,191
Power Assets Holdings Ltd.	515,000	3,256,663
WH Group Ltd.	6,403,500	5,889,665
		31,940,995
Ireland — 0.5%
Bank of Ireland Group PLC	468,828	6,436,459
Israel — 0.0%
Global-e Online Ltd.(1)	16,637	530,221
Italy — 6.6%
Banco BPM SpA	681,857	7,837,806
Enel SpA	2,087,607	19,189,289
Generali(2)	616,238	22,431,232
Intesa Sanpaolo SpA	5,175,343	28,892,519
Mediobanca Banca di Credito Finanziario SpA	216,151	5,141,941
UniCredit SpA	72,193	4,642,477
Unipol Assicurazioni SpA	195,539	3,827,036
		91,962,300

	Shares	Value
Japan — 20.3%
Asahi Kasei Corp.	567,200	$3,985,668
Asics Corp.	31,100	749,544
Astellas Pharma, Inc.	212,900	2,114,278
Bandai Namco Holdings, Inc.	20,800	660,847
Brother Industries Ltd.	199,800	3,409,838
Canon, Inc.(2)	234,000	7,148,466
Chubu Electric Power Co., Inc.	73,800	903,987
Dai-ichi Life Holdings, Inc.	722,200	5,663,871
ENEOS Holdings, Inc.(2)	1,338,500	6,341,944
Fast Retailing Co. Ltd.	2,200	732,796
Fujikura Ltd.	17,200	798,379
Hitachi Construction Machinery Co. Ltd.	74,000	2,249,008
Idemitsu Kosan Co. Ltd.	505,800	3,080,851
Isuzu Motors Ltd.	171,000	2,311,382
ITOCHU Corp.	353,600	18,767,741
Japan Post Bank Co. Ltd.	431,200	4,650,322
Kansai Electric Power Co., Inc.	247,300	2,820,246
Kawasaki Kisen Kaisha Ltd.(2)	322,900	4,855,940
Keyence Corp.	1,700	711,569
Kirin Holdings Co. Ltd.	440,600	6,320,966
Komatsu Ltd.	652,800	19,839,374
LY Corp.	948,700	3,441,547
Mitsubishi Chemical Group Corp.	337,600	1,797,054
Mitsubishi Corp.(2)	996,700	20,161,688
Mitsubishi Electric Corp.	857,900	17,121,098
Mitsubishi UFJ Financial Group, Inc.	230,600	3,225,702
Mitsui Fudosan Co. Ltd.	80,500	770,987
Mizuho Financial Group, Inc.	378,400	10,522,641
MS&AD Insurance Group Holdings, Inc.	355,100	8,457,934
Nippon Sanso Holdings Corp.	23,000	821,978
Nippon Steel Corp.(2)	618,400	12,439,257
Nippon Yusen KK	202,600	7,387,351
ORIX Corp.	547,900	11,611,012
Osaka Gas Co. Ltd.	48,700	1,239,921
Otsuka Holdings Co. Ltd.	116,500	5,922,856
Panasonic Holdings Corp.	56,100	642,988
Seiko Epson Corp.	17,100	221,249
Sekisui Chemical Co. Ltd.	219,000	3,804,434
Shionogi & Co. Ltd.	603,300	10,073,617
SoftBank Group Corp.	20,300	1,060,439
Sompo Holdings, Inc.	185,800	5,622,559
Sony Group Corp.	119,300	3,193,175
Subaru Corp.	110,000	2,047,952
Sumitomo Mitsui Financial Group, Inc.	502,400	12,907,121
Sumitomo Realty & Development Co. Ltd.	20,400	781,460
T&D Holdings, Inc.	90,900	2,079,576
Takeda Pharmaceutical Co. Ltd.	714,600	21,455,918
Tokyo Electron Ltd.	29,300	4,610,793
Tokyo Gas Co. Ltd.	22,300	747,777
Toyota Motor Corp.	484,600	9,225,912
Toyota Tsusho Corp.	154,800	3,271,445
		284,784,458

	Shares	Value
Netherlands — 5.0%
ABN AMRO Bank NV, CVA	240,865	$6,226,226
ASR Nederland NV(2)	126,555	8,115,115
ING Groep NV	607,213	12,898,510
Koninklijke Ahold Delhaize NV	622,863	26,287,312
Koninklijke Philips NV	151,746	3,499,194
NN Group NV	202,489	12,740,934
		69,767,291
Norway — 0.2%
Telenor ASA	170,004	2,610,248
Singapore — 0.0%
Grab Holdings Ltd., Class A(1)	142,935	696,093
Spain — 5.0%
Banco Bilbao Vizcaya Argentaria SA	1,976,326	29,668,517
Banco Santander SA	2,477,568	19,765,167
Endesa SA	190,598	5,824,465
Iberdrola SA	263,838	4,836,086
Telefonica SA(2)	1,933,488	10,356,097
		70,450,332
Sweden — 1.8%
Epiroc AB, A Shares(2)	36,334	812,060
Investor AB, B Shares	269,423	7,933,938
Lifco AB, B Shares(2)	20,519	835,582
Securitas AB, B Shares	425,226	6,288,488
SKF AB, B Shares	126,491	2,781,312
Spotify Technology SA(1)	1,165	774,888
Svenska Handelsbanken AB, A Shares	422,217	5,641,128
		25,067,396
Switzerland — 8.4%
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate(2)	56	901,690
Logitech International SA	7,126	593,778
Nestle SA	104,254	11,106,915
Novartis AG	267,993	30,934,185
Roche Holding AG	81,986	26,559,127
Straumann Holding AG	5,161	663,850
Swiss Re AG	96,812	17,106,072
Zurich Insurance Group AG	41,607	29,184,713
		117,050,330
United Kingdom — 17.5%
3i Group PLC	166,914	9,167,773
Associated British Foods PLC	145,668	4,095,029
Aviva PLC	767,001	6,319,630
Barclays PLC	6,128,132	27,138,153
DCC PLC	72,791	4,550,604
HSBC Holdings PLC	2,790,097	32,870,187
J Sainsbury PLC	393,008	1,511,510
Kingfisher PLC	876,334	3,280,477
Land Securities Group PLC	327,945	2,800,366
Lloyds Banking Group PLC	8,941,752	9,313,796
M&G PLC	1,661,720	5,308,955
National Grid PLC(2)	84,572	1,197,602
NatWest Group PLC	3,573,910	25,377,796
Next PLC	5,547	962,665
Rio Tinto PLC	219,603	12,996,538

	Shares	Value
Shell PLC	1,345,427	$44,392,237
Standard Chartered PLC	1,013,885	15,817,867
Tesco PLC	3,990,674	20,881,696
Vodafone Group PLC	17,079,899	17,712,929
		245,695,810
TOTAL COMMON STOCKS (Cost $979,493,562)		1,381,928,221
SHORT-TERM INVESTMENTS — 1.9%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,047	16,047
State Street Navigator Securities Lending Government Money Market Portfolio(3)	20,780,319	20,780,319
		20,796,366
Repurchase Agreements — 0.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $770,813), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $756,189)		755,918
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $5,629,554), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $5,520,987)		5,519,000
		6,274,918
TOTAL SHORT-TERM INVESTMENTS (Cost $27,071,284)		27,071,284
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,006,564,846)		1,408,999,505
OTHER ASSETS AND LIABILITIES — (0.5)%		(7,178,231)
TOTAL NET ASSETS — 100.0%		$1,401,821,274

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	41.0%
Industrials	12.7%
Health Care	9.7%
Utilities	6.7%
Consumer Staples	6.4%
Materials	5.2%
Energy	5.1%
Communication Services	4.3%
Information Technology	3.1%
Consumer Discretionary	2.9%
Real Estate	1.5%
Short-Term Investments	1.9%
Other Assets and Liabilities	(0.5)%

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $40,790,091. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $42,947,449, which includes securities collateral of $22,167,130.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $985,784,527) — including $40,790,091 of securities on loan	$1,388,219,186
Investment made with cash collateral received for securities on loan, at value (cost of $20,780,319)	20,780,319
Total investment securities, at value (cost of $1,006,564,846)	1,408,999,505
Foreign currency holdings, at value (cost of $50,837)	50,924
Receivable for investments sold	52,050,873
Receivable for capital shares sold	65,074
Dividends and interest receivable	14,665,490
Securities lending receivable	35,655
1,475,867,521

Liabilities
Payable for collateral received for securities on loan	20,780,319
Payable for investments purchased	45,544,354
Payable for capital shares redeemed	7,340,980
Accrued management fees	224,175
Distribution and service fees payable	1,994
Accrued foreign withholding tax reclaim expenses	154,425
74,046,247

Net Assets	$1,401,821,274

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,075,733,728
Distributable earnings (loss)	326,087,546
$1,401,821,274

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$187,610,734	18,371,189	$10.21
I Class, $0.01 Par Value	$61,472,007	6,035,298	$10.19
A Class, $0.01 Par Value	$7,065,068	686,694	$10.29
C Class, $0.01 Par Value	$243,220	23,723	$10.25
R Class, $0.01 Par Value	$854,494	83,458	$10.24
R6 Class, $0.01 Par Value	$719,879	70,710	$10.18
G Class, $0.01 Par Value	$1,143,855,872	111,821,257	$10.23
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.92 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $4,696,337)	$37,777,967
Interest	276,065
Securities lending, net	124,049
38,178,081

Expenses:
Management fees	5,642,755
Distribution and service fees:
A Class	8,181
C Class	1,113
R Class	1,480
Directors' fees and expenses	20,556
Foreign withholding tax reclaim expenses	163,254
Other expenses	34,172
5,871,511
Fees waived - G Class	(4,376,024)
1,495,487

Net investment income (loss)	36,682,594

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,671,145
Futures contract transactions	(571,950)
Foreign currency translation transactions	(305,588)
25,793,607

Change in net unrealized appreciation (depreciation) on:
Investments	199,993,271
Translation of assets and liabilities in foreign currencies	769,058
200,762,329

Net realized and unrealized gain (loss)	226,555,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$263,238,530

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$36,682,594	$62,691,575
Net realized gain (loss)	25,793,607	79,350,835
Change in net unrealized appreciation (depreciation)	200,762,329	39,012,762
Net increase (decrease) in net assets resulting from operations	263,238,530	181,055,172

Distributions to Shareholders
From earnings:
Investor Class	(6,925,131)	(8,156,532)
I Class	(2,194,373)	(2,664,629)
A Class	(220,984)	(272,135)
C Class	(5,636)	(10,921)
R Class	(16,888)	(17,081)
R6 Class	(10,829)	(37,427)
G Class	(60,534,760)	(66,665,893)
Decrease in net assets from distributions	(69,908,601)	(77,824,618)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(266,825,406)	(73,080,724)

Net increase (decrease) in net assets	(73,495,477)	30,149,830

Net Assets
Beginning of period	1,475,316,751	1,445,166,921
End of period	$1,401,821,274	$1,475,316,751

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. International Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of May 31, 2025.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$20,780,319	—	—	—	$20,780,319
Gross amount of recognized liabilities for securities lending transactions					$20,780,319
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 49% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	C Class	R Class	R6 Class	G Class
1.10%	0.90%	1.10%	1.10%	1.10%	0.75%	0.00%(1)
(1)Annual management fee before waiver was 0.75%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses – The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.02% for the period ended May 31, 2025.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $817,949 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(288,303) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $562,135,156 and $848,368,794, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	500,000,000		500,000,000
Sold	3,823,791	$35,075,073	343,887	$3,009,793
Issued in reinvestment of distributions	823,087	6,913,927	991,651	8,141,458
Redeemed	(5,217,433)	(47,526,235)	(4,884,595)	(42,709,546)
	(570,555)	(5,537,235)	(3,549,057)	(31,558,295)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	3,683,038	33,212,124	2,298,223	20,536,979
Issued in reinvestment of distributions	261,598	2,189,574	325,749	2,664,629
Redeemed	(3,688,812)	(35,008,946)	(3,546,913)	(30,364,565)
	255,824	392,752	(922,941)	(7,162,957)
A Class/Shares Authorized	25,000,000		25,000,000
Sold	51,041	488,822	43,122	372,804
Issued in reinvestment of distributions	26,011	220,315	32,645	270,299
Redeemed	(117,752)	(1,068,376)	(109,982)	(970,570)
	(40,700)	(359,239)	(34,215)	(327,467)
C Class/Shares Authorized	25,000,000		25,000,000
Sold	1,437	12,300	1,849	15,942
Issued in reinvestment of distributions	665	5,636	1,321	10,921
Redeemed	(1,497)	(13,735)	(19,713)	(165,682)
	605	4,201	(16,543)	(138,819)
R Class/Shares Authorized	25,000,000		25,000,000
Sold	32,657	308,291	26,253	224,417
Issued in reinvestment of distributions	1,994	16,829	2,062	17,011
Redeemed	(12,586)	(109,925)	(16,629)	(145,580)
	22,065	215,195	11,686	95,848
R6 Class/Shares Authorized	30,000,000		30,000,000
Sold	41,107	369,584	24,209	209,443
Issued in reinvestment of distributions	1,295	10,829	4,581	37,427
Redeemed	(1,988)	(18,690)	(109,328)	(953,071)
	40,414	361,723	(80,538)	(706,201)
G Class/Shares Authorized	1,750,000,000		1,750,000,000
Sold	4,405,159	38,999,119	19,195,075	164,928,438
Issued in reinvestment of distributions	7,232,349	60,534,760	8,149,865	66,665,893
Redeemed	(39,975,108)	(361,436,682)	(30,007,635)	(264,877,164)
	(28,337,600)	(261,902,803)	(2,662,695)	(33,282,833)
Net increase (decrease)	(28,629,947)	$(266,825,406)	(7,254,303)	$(73,080,724)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$2,001,202	$1,379,927,019	—
Short-Term Investments	20,796,366	6,274,918	—
	$22,797,568	$1,386,201,937	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended May 31, 2025, the effect of equity price risk derivative instruments on the Statement of Operations was $(571,950) in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,010,806,483
Gross tax appreciation of investments	$404,284,246
Gross tax depreciation of investments	(6,091,224)
Net tax appreciation (depreciation) of investments	$398,193,022

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of November 30, 2024, the fund had accumulated short-term capital losses of $(115,350,294) and accumulated long-term capital losses of $(9,212,989), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$8.85	0.20	1.49	1.69	(0.33)	$10.21	19.90%	1.13%	1.13%	4.29%	4.29%	40%	$187,611
2024	$8.30	0.29	0.64	0.93	(0.38)	$8.85	11.57%	1.11%	1.11%	3.25%	3.25%	68%	$167,588
2023	$7.49	0.32	0.68	1.00	(0.19)	$8.30	13.64%	1.11%	1.11%	3.96%	3.96%	77%	$186,766
2022	$8.37	0.35	(0.84)	(0.49)	(0.39)	$7.49	(6.24)%	1.14%	1.14%	4.89%	4.89%	151%	$209,685
2021	$7.82	0.23	0.50	0.73	(0.18)	$8.37	9.30%	1.10%	1.10%	2.57%	2.57%	124%	$14,827
2020	$7.57	0.15	0.33	0.48	(0.23)	$7.82	6.69%	1.21%	1.22%	2.16%	2.15%	91%	$12,633
I Class
2025(3)	$8.84	0.20	1.50	1.70	(0.35)	$10.19	20.19%	0.93%	0.93%	4.49%	4.49%	40%	$61,472
2024	$8.29	0.31	0.64	0.95	(0.40)	$8.84	11.69%	0.91%	0.91%	3.45%	3.45%	68%	$51,062
2023	$7.48	0.33	0.68	1.01	(0.20)	$8.29	13.82%	0.91%	0.91%	4.16%	4.16%	77%	$55,583
2022	$8.36	0.33	(0.80)	(0.47)	(0.41)	$7.48	(6.04)%	0.94%	0.94%	5.09%	5.09%	151%	$51,756
2021	$7.81	0.24	0.51	0.75	(0.20)	$8.36	9.54%	0.90%	0.90%	2.77%	2.77%	124%	$46,842
2020	$7.57	0.16	0.33	0.49	(0.25)	$7.81	6.93%	1.01%	1.02%	2.36%	2.35%	91%	$29,898
A Class
2025(3)	$8.90	0.20	1.50	1.70	(0.31)	$10.29	19.82%	1.38%	1.38%	4.04%	4.04%	40%	$7,065
2024	$8.35	0.26	0.65	0.91	(0.36)	$8.90	11.21%	1.36%	1.36%	3.00%	3.00%	68%	$6,473
2023	$7.54	0.30	0.68	0.98	(0.17)	$8.35	13.35%	1.36%	1.36%	3.71%	3.71%	77%	$6,359
2022	$8.42	0.30	(0.81)	(0.51)	(0.37)	$7.54	(6.46)%	1.39%	1.39%	4.64%	4.64%	151%	$5,527
2021	$7.86	0.20	0.52	0.72	(0.16)	$8.42	9.10%	1.35%	1.35%	2.32%	2.32%	124%	$6,407
2020	$7.60	0.13	0.33	0.46	(0.20)	$7.86	6.32%	1.46%	1.47%	1.91%	1.90%	91%	$6,176
C Class
2025(3)	$8.83	0.17	1.49	1.66	(0.24)	$10.25	19.40%	2.13%	2.13%	3.29%	3.29%	40%	$243
2024	$8.29	0.18	0.66	0.84	(0.30)	$8.83	10.32%	2.11%	2.11%	2.25%	2.25%	68%	$204
2023	$7.50	0.23	0.69	0.92	(0.13)	$8.29	12.55%	2.11%	2.11%	2.96%	2.96%	77%	$329
2022	$8.37	0.23	(0.80)	(0.57)	(0.30)	$7.50	(7.13)%	2.14%	2.14%	3.89%	3.89%	151%	$379
2021	$7.82	0.12	0.52	0.64	(0.09)	$8.37	8.19%	2.10%	2.10%	1.57%	1.57%	124%	$734
2020	$7.51	0.07	0.34	0.41	(0.10)	$7.82	5.65%	2.21%	2.22%	1.16%	1.15%	91%	$926

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2025(3)	$8.85	0.21	1.47	1.68	(0.29)	$10.24	19.62%	1.63%	1.63%	3.79%	3.79%	40%	$854
2024	$8.30	0.24	0.65	0.89	(0.34)	$8.85	11.00%	1.61%	1.61%	2.75%	2.75%	68%	$543
2023	$7.50	0.28	0.68	0.96	(0.16)	$8.30	13.09%	1.61%	1.61%	3.46%	3.46%	77%	$413
2022	$8.38	0.27	(0.81)	(0.54)	(0.34)	$7.50	(6.74)%	1.64%	1.64%	4.39%	4.39%	151%	$775
2021	$7.83	0.18	0.51	0.69	(0.14)	$8.38	8.73%	1.60%	1.60%	2.07%	2.07%	124%	$893
2020	$7.55	0.12	0.33	0.45	(0.17)	$7.83	6.16%	1.71%	1.72%	1.66%	1.65%	91%	$848
R6 Class
2025(3)	$8.84	0.27	1.43	1.70	(0.36)	$10.18	20.12%	0.78%	0.78%	4.64%	4.64%	40%	$720
2024	$8.30	0.30	0.65	0.95	(0.41)	$8.84	11.86%	0.76%	0.76%	3.60%	3.60%	68%	$268
2023	$7.48	0.35	0.67	1.02	(0.20)	$8.30	14.08%	0.76%	0.76%	4.31%	4.31%	77%	$919
2022	$8.36	0.34	(0.80)	(0.46)	(0.42)	$7.48	(5.89)%	0.79%	0.79%	5.24%	5.24%	151%	$776
2021	$7.81	0.27	0.49	0.76	(0.21)	$8.36	9.71%	0.75%	0.75%	2.92%	2.92%	124%	$786
2020	$7.58	0.18	0.32	0.50	(0.27)	$7.81	7.08%	0.86%	0.87%	2.51%	2.50%	91%	$1,027
G Class
2025(3)	$8.91	0.24	1.51	1.75	(0.43)	$10.23	20.66%	0.03%	0.78%	5.39%	4.64%	40%	$1,143,856
2024	$8.37	0.38	0.63	1.01	(0.47)	$8.91	12.63%	0.01%	0.76%	4.35%	3.60%	68%	$1,249,178
2023	$7.52	0.40	0.69	1.09	(0.24)	$8.37	15.02%	0.01%	0.76%	5.06%	4.31%	77%	$1,194,798
2022(4)	$8.18	0.28	(0.83)	(0.55)	(0.11)	$7.52	(6.80)%	0.03%	0.78%	6.05%	5.30%	151%(5)	$1,054,615

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)April 1, 2022 (commencement of sale) through November 30, 2022.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2022.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92632 2507

Semiannual Financial Statements and Other Information

May 31, 2025

Non-U.S. Intrinsic Value Fund
Investor Class (ANTUX)
I Class (ANVHX)
A Class (ANVLX)
R Class (ANVRX)
R6 Class (ANVMX)
G Class (ANTGX)

Schedule of Investments

MAY 31, 2025 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.7%
Brazil — 2.9%
Vale SA	378,400	$3,455,518
XP, Inc., Class A	676,584	13,098,666
		16,554,184
Canada — 2.6%
Linamar Corp.	112,330	5,135,413
Open Text Corp.	100,869	2,856,246
Parkland Corp.	253,826	7,165,242
		15,156,901
China — 0.5%
Alibaba Group Holding Ltd.	193,900	2,760,712
France — 19.5%
Alstom SA(1)	771,051	17,429,972
Arkema SA	100,702	7,195,721
BNP Paribas SA	75,241	6,589,188
Eiffage SA	20,476	2,816,387
Orange SA	247,412	3,692,726
Rexel SA	318,617	8,949,509
Sanofi SA	198,863	19,695,569
Societe Generale SA	290,996	15,800,401
Teleperformance SE	156,405	15,808,177
Verallia SA	404,059	12,827,582
		110,805,232
Germany — 10.9%
Bayerische Motoren Werke AG	171,716	15,234,822
Continental AG	175,851	15,422,378
Daimler Truck Holding AG	171,491	7,448,438
Deutsche Post AG	241,092	10,818,486
Mercedes-Benz Group AG	217,694	13,017,599
		61,941,723
Italy — 0.7%
Eni SpA	261,016	3,849,214
Japan — 3.5%
SUMCO Corp.	913,200	6,172,616
Sumitomo Corp.	545,700	13,897,099
		20,069,715
Netherlands — 6.7%
Aegon Ltd.	1,223,164	8,757,518
ING Groep NV	528,092	11,217,810
NN Group NV	45,256	2,847,580
Randstad NV	359,870	15,085,580
		37,908,488
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA	35,090	1,439,392
Russia(2) — 0.0%
GMK Norilskiy Nickel PAO(1)	7,693,300	99
South Korea — 14.0%
BGF retail Co. Ltd.	75,327	5,584,617
Doosan Bobcat, Inc.	175,268	5,957,334
2

	Shares	Value
Hana Financial Group, Inc.	243,512	$12,807,264
Hyundai Mobis Co. Ltd.	73,731	13,516,084
Kia Corp.	89,298	5,775,158
KT&G Corp.	35,203	3,060,560
Samsung Electronics Co. Ltd.	619,264	25,128,301
Woori Financial Group, Inc.	562,076	7,843,104
		79,672,422
Spain — 2.4%
Repsol SA	999,455	13,465,600
Sweden — 0.6%
Volvo Car AB, Class B(1)	1,874,819	3,393,644
Switzerland — 5.1%
Adecco Group AG	658,610	18,395,562
Roche Holding AG	32,959	10,676,972
		29,072,534
United Kingdom — 27.7%
Barclays PLC	3,501,589	15,506,627
Barratt Redrow PLC	1,203,278	7,478,969
British American Tobacco PLC	364,284	16,399,473
GSK PLC	1,247,673	25,345,148
Hikma Pharmaceuticals PLC	145,924	4,212,154
Mondi PLC	493,252	8,023,218
Prudential PLC	1,711,861	19,470,271
Reckitt Benckiser Group PLC	242,114	16,458,314
Shell PLC	151,794	5,008,429
Taylor Wimpey PLC	9,665,445	15,581,594
Whitbread PLC	359,915	14,060,939
WPP PLC	1,240,732	10,020,195
		157,565,331
United States — 0.4%
CNH Industrial NV	181,452	2,269,965
TOTAL COMMON STOCKS (Cost $506,517,989)		555,925,156
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	29,759	29,759
Repurchase Agreements — 2.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 4.25%, 1/31/30, valued at $1,522,639), in a joint trading account at 4.30%, dated 5/30/25, due 6/2/25 (Delivery value $1,493,751)		1,493,216
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.75%, 7/31/27, valued at $11,122,116), at 4.32%, dated 5/30/25, due 6/2/25 (Delivery value $10,907,925)		10,904,000
		12,397,216
TOTAL SHORT-TERM INVESTMENTS (Cost $12,426,975)		12,426,975
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $518,944,964)		568,352,131
OTHER ASSETS AND LIABILITIES — 0.1%		315,901
TOTAL NET ASSETS — 100.0%		$568,668,032

3

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.9%
Financials	20.3%
Consumer Discretionary	19.6%
Health Care	10.5%
Consumer Staples	7.3%
Information Technology	6.0%
Materials	5.5%
Energy	5.2%
Communication Services	2.4%
Short-Term Investments	2.2%
Other Assets and Liabilities	0.1%

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Securities may be subject to resale, redemption or transferability restrictions.

See Notes to Financial Statements.
4

Statement of Assets and Liabilities

MAY 31, 2025 (UNAUDITED)
Assets
Investment securities, at value (cost of $518,944,964)	$568,352,131
Foreign currency holdings, at value (cost of $1,594,874)	208,424
Receivable for investments sold	21,086,372
Receivable for capital shares sold	35,662
Dividends and interest receivable	4,610,353
594,292,942

Liabilities
Payable for investments purchased	17,813,921
Payable for capital shares redeemed	7,599,308
Accrued management fees	108,220
Distribution and service fees payable	82
Accrued foreign withholding tax reclaim expenses	103,379
25,624,910

Net Assets	$568,668,032

Net Assets Consist of:
Capital (par value and paid-in surplus)	$518,535,257
Distributable earnings (loss)	50,132,775
$568,668,032

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$96,435,759	9,923,137	$9.72
I Class, $0.01 Par Value	$19,316,956	1,987,853	$9.72
A Class, $0.01 Par Value	$163,859	16,888	$9.70
R Class, $0.01 Par Value	$138,432	14,309	$9.67
R6 Class, $0.01 Par Value	$6,955	700	$9.94
G Class, $0.01 Par Value	$452,606,071	46,147,347	$9.81
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $10.29 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class.

See Notes to Financial Statements.
5

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,086,446)	$16,755,156
Interest	109,789
16,864,945

Expenses:
Management fees	2,422,301
Distribution and service fees:
A Class	196
R Class	156
Directors' fees and expenses	8,203
Foreign withholding tax reclaim expenses	120,596
Other expenses	16,731
2,568,183
Fees waived - G Class	(1,819,396)
748,787

Net investment income (loss)	16,116,158

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	26,114
Foreign currency translation transactions	(77,759)
(51,645)

Change in net unrealized appreciation (depreciation) on:
Investments	74,561,118
Translation of assets and liabilities in foreign currencies	198,387
74,759,505

Net realized and unrealized gain (loss)	74,707,860

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,824,018

See Notes to Financial Statements.
6

Statement of Changes in Net Assets

SIX MONTHS ENDED MAY 31, 2025 (UNAUDITED) AND YEAR ENDED NOVEMBER 30, 2024
Increase (Decrease) in Net Assets	May 31, 2025	November 30, 2024
Operations
Net investment income (loss)	$16,116,158	$23,751,455
Net realized gain (loss)	(51,645)	49,436,958
Change in net unrealized appreciation (depreciation)	74,759,505	(23,955,359)
Net increase (decrease) in net assets resulting from operations	90,824,018	49,233,054

Distributions to Shareholders
From earnings:
Investor Class	(9,422,256)	(12,641,256)
I Class	(1,893,657)	(56,925)
A Class	(13,180)	(14,422)
R Class	(5,532)	(11,877)
R6 Class	(640)	(663)
G Class	(57,561,800)	(57,386,258)
Decrease in net assets from distributions	(68,897,065)	(70,111,401)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(27,503,328)	11,123,807

Net increase (decrease) in net assets	(5,576,375)	(9,754,540)

Net Assets
Beginning of period	574,244,407	583,998,947
End of period	$568,668,032	$574,244,407

See Notes to Financial Statements.
7

Notes to Financial Statements

MAY 31, 2025 (UNAUDITED)

1. Organization

American Century World Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Non-U.S. Intrinsic Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek capital appreciation.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, R Class, R6 Class and G Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
8

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with provisions of the 1940 Act. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 50% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.  The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The annual management fee for each class is as follows:

Investor Class	I Class	A Class	R Class	R6 Class	G Class
1.15%	0.95%	1.15%	1.15%	0.80%	0.00%(1)
(1)Annual management fee before waiver was 0.80%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2025 are detailed in the Statement of Operations.
9

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Foreign Withholding Tax Reclaim Expenses — The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The fund may incur expenses in association with recovery of such taxes. The impact of foreign withholding tax reclaim expenses to the annualized ratio of operating expenses to average net assets was 0.04% for the period ended May 31, 2025.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2025 were $233,721,961 and $318,001,613, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended May 31, 2025		Year ended November 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	150,000,000		150,000,000
Sold	485,972	$4,438,454	149,033	$1,393,891
Issued in reinvestment of distributions	1,159,951	9,418,796	1,383,983	12,635,761
Redeemed	(1,047,949)	(9,448,302)	(3,843,704)	(35,605,759)
	597,974	4,408,948	(2,310,688)	(21,576,107)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	156,457	1,314,995	2,380,197	21,529,456
Issued in reinvestment of distributions	232,630	1,886,631	4,875	44,464
Redeemed	(262,846)	(2,259,301)	(570,780)	(5,447,057)
	126,241	942,325	1,814,292	16,126,863
A Class/Shares Authorized	35,000,000		35,000,000
Sold	8,093	69,166	3,523	32,926
Issued in reinvestment of distributions	1,623	13,180	1,581	14,422
Redeemed	(7,001)	(63,802)	(5,180)	(50,966)
	2,715	18,544	(76)	(3,618)
R Class/Shares Authorized	35,000,000		35,000,000
Sold	9,045	84,183	6,576	61,861
Issued in reinvestment of distributions	682	5,532	1,302	11,877
Redeemed	(1,337)	(11,524)	(12,228)	(113,869)
	8,390	78,191	(4,350)	(40,131)
R6 Class/Shares Authorized	35,000,000		35,000,000
Sold	2	9	—	—
Issued in reinvestment of distributions	77	640	71	663
	79	649	71	663
G Class/Shares Authorized	600,000,000		600,000,000
Sold	3,765,661	34,858,678	7,631,079	72,743,003
Issued in reinvestment of distributions	7,062,798	57,561,800	6,264,875	57,386,258
Redeemed	(14,293,972)	(125,372,463)	(11,475,672)	(113,513,124)
	(3,465,513)	(32,951,985)	2,420,282	16,616,137
Net increase (decrease)	(2,730,114)	$(27,503,328)	1,919,531	$11,123,807

10

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$16,808,023	$539,117,133	—
Short-Term Investments	29,759	12,397,216	—
	$16,837,782	$551,514,349	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The majority of the fund is owned by a relatively small number of shareholders. To the extent that a large shareholder (including a fund of funds) invests in the fund, the fund may experience relatively large redemptions as such shareholder reallocates its assets. In the event of a large shareholder redemption, the ongoing operations of the fund may be at risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$531,083,335
Gross tax appreciation of investments	$81,186,525
Gross tax depreciation of investments	(43,917,729)
Net tax appreciation (depreciation) of investments	$37,268,796

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2025(3)	$9.33	0.22	1.16	1.38	(0.25)	(0.74)	(0.99)	$9.72	16.99%	1.20%	1.20%	4.79%	4.79%	42%	$96,436
2024	$9.81	0.28	0.41	0.69	(0.28)	(0.89)	(1.17)	$9.33	7.28%	1.17%	1.17%	3.07%	3.07%	64%	$87,009
2023	$8.88	0.28	1.05	1.33	(0.34)	(0.06)	(0.40)	$9.81	15.84%	1.19%	1.19%	2.84%	2.84%	62%	$114,111
2022	$9.76	0.32	(0.76)	(0.44)	(0.16)	(0.28)	(0.44)	$8.88	(5.03)%	1.16%	1.16%	3.59%	3.59%	67%	$138,382
2021	$8.98	0.18	0.72	0.90	(0.12)	—	(0.12)	$9.76	10.15%	1.25%	1.25%	1.76%	1.76%	54%	$152,993
2020	$10.61	0.13	(1.31)	(1.18)	(0.32)	(0.13)	(0.45)	$8.98	(11.75)%	1.31%	1.31%	1.60%	1.60%	68%	$107,655
I Class
2025(3)	$9.34	0.23	1.16	1.39	(0.27)	(0.74)	(1.01)	$9.72	17.11%	1.00%	1.00%	4.99%	4.99%	42%	$19,317
2024	$9.82	0.37	0.34	0.71	(0.30)	(0.89)	(1.19)	$9.34	7.51%	0.97%	0.97%	3.27%	3.27%	64%	$17,389
2023	$8.89	0.38	0.97	1.35	(0.36)	(0.06)	(0.42)	$9.82	15.93%	0.99%	0.99%	3.04%	3.04%	62%	$464
2022	$9.78	0.33	(0.76)	(0.43)	(0.18)	(0.28)	(0.46)	$8.89	(4.81)%	0.96%	0.96%	3.79%	3.79%	67%	$1,377
2021	$8.99	0.19	0.74	0.93	(0.14)	—	(0.14)	$9.78	10.47%	1.05%	1.05%	1.96%	1.96%	54%	$194
2020(4)	$10.45	0.15	(1.16)	(1.01)	(0.32)	(0.13)	(0.45)	$8.99	(10.29)%	1.11%	1.11%	1.80%	1.80%	68%(5)	$4
A Class
2025(3)	$9.30	0.23	1.14	1.37	(0.23)	(0.74)	(0.97)	$9.70	16.83%	1.45%	1.45%	4.54%	4.54%	42%	$164
2024	$9.78	0.28	0.39	0.67	(0.26)	(0.89)	(1.15)	$9.30	7.01%	1.42%	1.42%	2.82%	2.82%	64%	$132
2023	$8.85	0.16	1.15	1.31	(0.32)	(0.06)	(0.38)	$9.78	15.46%	1.44%	1.44%	2.59%	2.59%	62%	$139
2022	$9.73	0.29	(0.76)	(0.47)	(0.13)	(0.28)	(0.41)	$8.85	(5.28)%	1.41%	1.41%	3.34%	3.34%	67%	$14
2021	$8.96	0.16	0.71	0.87	(0.10)	—	(0.10)	$9.73	9.89%	1.50%	1.50%	1.51%	1.51%	54%	$13
2020(4)	$10.45	0.11	(1.15)	(1.04)	(0.32)	(0.13)	(0.45)	$8.96	(10.62)%	1.56%	1.56%	1.35%	1.35%	68%(5)	$4
R Class
2025(3)	$9.28	0.24	1.10	1.34	(0.21)	(0.74)	(0.95)	$9.67	16.56%	1.70%	1.70%	4.29%	4.29%	42%	$138
2024	$9.75	0.24	0.41	0.65	(0.23)	(0.89)	(1.12)	$9.28	6.85%	1.67%	1.67%	2.57%	2.57%	64%	$55
2023	$8.83	0.25	1.03	1.28	(0.30)	(0.06)	(0.36)	$9.75	15.09%	1.69%	1.69%	2.34%	2.34%	62%	$100
2022	$9.71	0.26	(0.75)	(0.49)	(0.11)	(0.28)	(0.39)	$8.83	(5.43)%	1.66%	1.66%	3.09%	3.09%	67%	$76
2021	$8.93	0.15	0.71	0.86	(0.08)	—	(0.08)	$9.71	9.65%	1.75%	1.75%	1.26%	1.26%	54%	$31
2020(4)	$10.45	0.09	(1.16)	(1.07)	(0.32)	(0.13)	(0.45)	$8.93	(10.93)%	1.81%	1.81%	1.10%	1.10%	68%(5)	$6

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R6 Class
2025(3)	$9.54	0.24	1.19	1.43	(0.29)	(0.74)	(1.03)	$9.94	17.14%	0.85%	0.85%	5.14%	5.14%	42%	$7
2024	$10.00	0.33	0.42	0.75	(0.32)	(0.89)	(1.21)	$9.54	7.75%	0.82%	0.82%	3.42%	3.42%	64%	$6
2023	$9.04	0.32	1.07	1.39	(0.37)	(0.06)	(0.43)	$10.00	16.17%	0.84%	0.84%	3.19%	3.19%	62%	$6
2022	$9.94	0.35	(0.78)	(0.43)	(0.19)	(0.28)	(0.47)	$9.04	(4.70)%	0.81%	0.81%	3.94%	3.94%	67%	$5
2021	$9.14	0.22	0.73	0.95	(0.15)	—	(0.15)	$9.94	10.57%	0.90%	0.90%	2.11%	2.11%	54%	$5
2020(4)	$10.60	0.16	(1.16)	(1.00)	(0.33)	(0.13)	(0.46)	$9.14	(10.12)%	0.96%	0.96%	1.95%	1.95%	68%(5)	$4
G Class
2025(3)	$9.47	0.26	1.18	1.44	(0.36)	(0.74)	(1.10)	$9.81	17.62%	0.05%	0.85%	5.94%	5.14%	42%	$452,606
2024	$9.94	0.41	0.41	0.82	(0.40)	(0.89)	(1.29)	$9.47	8.65%	0.02%	0.82%	4.22%	3.42%	64%	$469,654
2023	$8.99	0.38	1.07	1.45	(0.44)	(0.06)	(0.50)	$9.94	17.10%	0.04%	0.84%	3.99%	3.19%	62%	$469,178
2022	$9.90	0.42	(0.77)	(0.35)	(0.28)	(0.28)	(0.56)	$8.99	(3.94)%	0.01%	0.81%	4.74%	3.94%	67%	$465,848
2021	$9.11	0.31	0.72	1.03	(0.24)	—	(0.24)	$9.90	11.56%	0.00%	0.90%	3.01%	2.11%	54%	$497,745
2020	$10.76	0.24	(1.29)	(1.05)	(0.47)	(0.13)	(0.60)	$9.11	(10.58)%	0.01%	0.96%	2.90%	1.95%	68%	$463,081

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended May 31, 2025 (unaudited).
(4)December 3, 2019 (commencement of sale) through November 30, 2020.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2020.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-95206 2507

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century World Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 30, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	July 30, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 30, 2025